UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Treasury
Daily Money Class	.35%
Actual		$ 1,000.00	$ 1,000.10	$ 1.76**
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79**
Capital Reserves Class	.35%
Actual		$ 1,000.00	$ 1,000.10	$ 1.76**
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79**
Advisor B Class	.35%
Actual		$ 1,000.00	$ 1,000.10	$ 1.76**
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79**
Advisor C Class	.35%
Actual		$ 1,000.00	$ 1,000.10	$ 1.76**
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79**
Prime
Daily Money Class	.66%
Actual		$ 1,000.00	$ 1,000.50	$ 3.33**
Hypothetical A		$ 1,000.00	$ 1,021.88	$ 3.36**
Capital Reserves Class	.74%
Actual		$ 1,000.00	$ 1,000.10	$ 3.73**
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77**
Tax-Exempt
Daily Money Class	.48%
Actual		$ 1,000.00	$ 1,000.10	$ 2.42**
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45**
Capital Reserves Class	.48%
Actual		$ 1,000.00	$ 1,000.10	$ 2.42**
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45**
Fidelity Tax-Free Money Market Fund	.44%
Actual		$ 1,000.00	$ 1,000.30	$ 2.22**
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24**

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annual Report

Shareholder Expense Example - continued

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Daily Money Class	.72%
Actual		$ 3.63
HypotheticalA		$ 3.67
Capital Reserves Class	.97%
Actual		$ 4.88
HypotheticalA		$ 4.94
Advisor B Class	1.47%
Actual		$ 7.39
HypotheticalA		$ 7.48
Advisor C Class	1.46%
Actual		$ 7.34
HypotheticalA		$ 7.43
Prime
Daily Money Class	.73%
Actual		$ 3.68
HypotheticalA		$ 3.72
Capital Reserves Class	.98%
Actual		$ 4.94
HypotheticalA		$ 4.99
Tax-Exempt
Daily Money Class	.73%
Actual		$ 3.68
HypotheticalA		$ 3.72
Capital Reserves Class	.98%
Actual		$ 4.93
HypotheticalA		$ 4.99
Fidelity Tax-Free Money Market Fund	.48%
Actual		$ 2.42
HypotheticalA		$ 2.45

A 5% return per year before expenses

Annual Report

Treasury Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/09	% of fund's investments 4/30/09	% of fund's investments 10/31/08
0 - 30	71.5	66.1	65.6
31 - 90	10.7	9.1	17.8
91 - 180	3.9	17.7	7.1
181 - 397	13.9	7.1	9.5
Weighted Average Maturity
	10/31/09	4/30/09	10/31/08
Treasury Fund	50 Days	46 Days	51 Days
All Taxable Money Market Funds *	53 Days	49 Days	42 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
U.S. Treasury Obligations 25.7%	U.S. Treasury Obligations 39.0%
Repurchase Agreements 73.8%	Repurchase Agreements 60.6%
Net Other Assets 0.5%	Net Other Assets 0.4%

*Source: iMoneyNet, Inc.

Annual Report

Treasury Fund

Investments October 31, 2009

Showing Percentage of Net Assets

U.S. Treasury Obligations - 25.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 23.1%
12/17/09 to 9/23/10	0.34 to 0.74%	$ 1,048,322	$ 1,045,821
U.S. Treasury Notes - 2.6%
11/30/09 to 5/15/10	0.50 to 0.51	117,000	118,541
TOTAL U.S. TREASURY OBLIGATIONS			1,164,362
Repurchase Agreements - 73.8%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 10/30/09 due 11/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 51,189	51,189
0.06% dated 10/30/09 due 11/2/09 (Collateralized by U.S. Treasury Obligations) #	2,983,488	2,983,473
With:
Barclays Capital, Inc. at:
0.12%, dated 10/16/09 due 11/16/09 (Collateralized by U.S. Treasury Obligations valued at $52,022,996, 4.25%, 11/15/13)	51,005	51,000
0.16%, dated 9/17/09 due 11/16/09 (Collateralized by U.S. Treasury Obligations valued at $102,020,948, 2.38% - 4.25%, 11/15/13 - 3/31/16)	100,027	100,000
Morgan Stanley & Co., Inc. at 0.16%, dated 10/15/09 due 1/13/10 (Collateralized by U.S. Treasury Obligations valued at $160,321,066, 4.5%, 8/15/39)	153,061	153,000
TOTAL REPURCHASE AGREEMENTS		3,338,662
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,503,024)		4,503,024
NET OTHER ASSETS - 0.5%		22,702
NET ASSETS - 100%		$ 4,525,726
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$51,189,000 due 11/02/09 at 0.05%
BNP Paribas Securities Corp.	$ 9,437
Banc of America Securities LLC	9,661
Barclays Capital, Inc.	28,313
Deutsche Bank Securities, Inc.	3,778
$ 51,189
$2,983,473,000 due 11/02/09 at 0.06%
BNP Paribas Securities Corp.	$ 239,119
Banc of America Securities LLC	323,881
Bank of America, NA	647,763
Barclays Capital, Inc.	585,146
HSBC Securities (USA), Inc.	863,683
Morgan Stanley & Co., Inc.	323,881
$ 2,983,473
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $3,338,662) - See accompanying schedule: Unaffiliated issuers (cost $4,503,024)		$ 4,503,024
Receivable for investments sold		40,000
Receivable for fund shares sold		37,279
Interest receivable		2,697
Prepaid expenses		22
Other affiliated receivables		2,335
Total assets		4,585,357

Liabilities
Payable for fund shares redeemed	$ 56,368
Distributions payable	2
Accrued management fee	962
Distribution fees payable	1,454
Other affiliated payables	805
Other payables and accrued expenses	40
Total liabilities		59,631

Net Assets		$ 4,525,726
Net Assets consist of:
Paid in capital		$ 4,525,637
Accumulated undistributed net realized gain (loss) on investments		89
Net Assets		$ 4,525,726
Daily Money Class: Net Asset Value, offering price and redemption price per share ($2,647,501 ÷ 2,647,183 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,670,537 ÷ 1,669,873 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($69,861 ÷ 69,860 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($137,827 ÷ 137,813 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Interest		$ 29,421

Expenses
Management fee	$ 14,865
Transfer agent fees	11,930
Distribution fees	22,579
Accounting fees and expenses	503
Custodian fees and expenses	31
Independent trustees' compensation	25
Registration fees	678
Audit	59
Legal	19
Miscellaneous	1,524
Total expenses before reductions	52,213
Expense reductions	(23,770)	28,443
Net investment income		978
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		396
Net increase in net assets resulting from operations		$ 1,374

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 978	$ 71,090
Net realized gain (loss)	396	432
Net increase in net assets resulting from operations	1,374	71,522
Distributions to shareholders from net investment income	(1,025)	(71,045)
Share transactions - net increase (decrease)	(3,023,891)	3,686,974
Total increase (decrease) in net assets	(3,023,542)	3,687,451

Net Assets
Beginning of period	7,549,268	3,861,817
End of period	$ 4,525,726	$ 7,549,268

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.018	.045	.041	.021
Distributions from net investment income	- C	(.018)	(.045)	(.041)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	1.82%	4.55%	4.16%	2.16%
Ratios to Average Net Assets B
Expenses before reductions	.75%	.73%	.73%	.75%	.74%
Expenses net of fee waivers, if any	.48%	.65%	.70%	.70%	.70%
Expenses net of all reductions	.48%	.65%	.70%	.70%	.70%
Net investment income	.02%	1.64%	4.44%	4.13%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 2,648	$ 4,129	$ 1,833	$ 1,325	$ 982

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.016	.042	.038	.019
Distributions from net investment income	- C	(.016)	(.042)	(.038)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	1.56%	4.29%	3.90%	1.91%
Ratios to Average Net Assets B
Expenses before reductions	1.00%	.98%	.97%	1.00%	.99%
Expenses net of fee waivers, if any	.48%	.87%	.95%	.95%	.95%
Expenses net of all reductions	.48%	.87%	.95%	.95%	.95%
Net investment income	.02%	1.42%	4.19%	3.88%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,671	$ 3,063	$ 1,848	$ 1,114	$ 764

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.011	.037	.033	.014
Distributions from net investment income	- D	(.011)	(.037)	(.033)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.02%	1.13%	3.77%	3.38%	1.40%
Ratios to Average Net Assets C
Expenses before reductions	1.50%	1.49%	1.48%	1.50%	1.49%
Expenses net of fee waivers, if any	.47%	1.29%	1.45%	1.45%	1.45%
Expenses net of all reductions	.47%	1.29%	1.45%	1.45%	1.45%
Net investment income	.02%	.99%	3.69%	3.38%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 96	$ 57	$ 83	$ 112

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.011	.037	.033	.014
Distributions from net investment income	- D	(.011)	(.037)	(.033)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.02%	1.13%	3.78%	3.38%	1.40%
Ratios to Average Net Assets C
Expenses before reductions	1.50%	1.48%	1.47%	1.50%	1.49%
Expenses net of fee waivers, if any	.48%	1.28%	1.45%	1.45%	1.45%
Expenses net of all reductions	.48%	1.28%	1.45%	1.45%	1.45%
Net investment income	.01%	1.01%	3.69%	3.38%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 138	$ 261	$ 124	$ 110	$ 105

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/09	% of fund's investments 4/30/09	% of fund's investments 10/31/08
0 - 30	48.8	39.3	58.6
31 - 90	32.8	41.8	26.5
91 - 180	13.0	13.9	12.4
181 - 397	5.4	5.0	2.5
Weighted Average Maturity
	10/31/09	4/30/09	10/31/08
Prime Fund	54 Days	59 Days	43 Days
All Taxable Money Market Funds Average B	53 Days	49 Days	42 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Corporate Bonds 0.1%		Corporate Bonds 0.1%
	Commercial Paper 18.2%		Commercial Paper 12.4%
	Bank CDs, BAs, TDs, and Notes 57.3%		Bank CDs, BAs, TDs, and Notes 56.8%
	Government SecuritiesA 14.6%		Government SecuritiesA 19.7%
	Repurchase Agreements 11.5%		Repurchase Agreements 11.5%
	Other Investments 0.2%		Other Investments 0.0%
	Net Other Assets† (1.9)%		Net Other Assets† (0.5)%
* Foreign investments	58.4%	** Foreign investments	52.3%

† Net Other Assets are not included in the pie chart.

A Includes FDIC Guaranteed Securities and Federal Financing Bank Supported Student Loan Short-Term Notes

B Source: iMoneyNet, Inc.

Annual Report

Prime Fund

Investments October 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
	11/6/09	0.25% (e)	$ 33,000	$ 33,000
Certificates of Deposit - 50.4%

London Branch, Eurodollar, Foreign Banks - 18.6%
Banco Bilbao Vizcaya Argentaria SA
	1/25/10 to 1/29/10	0.31	116,000	116,000
Commonwealth Bank of Australia
	11/18/09 to 12/31/09	0.50 to 0.65	165,000	165,000
Credit Agricole SA
	11/9/09 to 7/26/10	0.45 to 0.95	1,102,000	1,102,001
Credit Industriel et Commercial
	12/3/09 to 1/21/10	0.36 to 0.50	383,000	383,000
Danske Bank AS
	11/27/09 to 12/10/09	0.20 to 0.24	248,000	248,000
HSBC Bank PLC
	11/23/09 to 11/27/09	0.50 to 0.60	94,000	94,000
ING Bank NV
	11/9/09 to 1/8/10	0.21 to 0.40	469,000	469,000
Intesa Sanpaolo SpA
	11/16/09 to 1/15/10	0.21 to 0.65	85,000	85,000
Landesbank Hessen-Thuringen
	11/13/09 to 2/1/10	0.53 to 0.70	372,000	372,000
National Australia Bank Ltd.
	11/5/09 to 4/1/10	0.35 to 1.05	631,000	631,000
UniCredit SpA
	11/10/09 to 12/16/09	0.35 to 0.47	342,000	342,000
				4,007,001
New York Branch, Yankee Dollar, Foreign Banks - 31.8%
Bank of Montreal
	11/2/09 to 11/16/09	0.20	372,000	372,000
Bank of Nova Scotia
	11/6/09 to 1/15/10	0.28 to 0.67 (e)	361,000	361,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank Tokyo-Mitsubishi UFJ Ltd.
	11/9/09 to 2/8/10	0.23 to 0.51%	$ 946,000	$ 946,000
BNP Paribas SA
	11/5/09 to 1/25/10	0.20 to 0.84	360,000	360,000
Caixa Geral Deposit New York Branch
	11/2/09	0.15	76,000	76,000
Canadian Imperial Bank of Commerce, New York
	11/9/09	0.29 (e)	141,000	141,000
Commerzbank AG
	11/2/09 to 3/2/10	0.35 to 0.50	497,000	497,000
Deutsche Bank AG
	11/4/09	0.48 (e)	50,000	50,000
Fortis Banque SA
	11/9/09 to 11/30/09	0.21 to 0.24	420,000	420,000
Intesa Sanpaolo SpA
	11/20/09 to 1/6/10	0.59 to 0.72	209,000	209,000
Natexis Banques Populaires NY
	11/19/09	0.93 (e)	49,000	49,000
Natixis New York Branch
	12/22/09	0.64 (e)	118,000	118,000
Natixis SA
	11/10/09 to 2/10/10	0.35 to 0.50	327,000	327,000
Rabobank Nederland
	11/16/09 to 5/18/10	0.24 to 1.20 (e)	752,000	752,000
Royal Bank of Canada
	1/4/10 to 1/12/10	0.61 to 1.20 (e)	215,000	215,000
Royal Bank of Canada New York Branch
	11/30/09	0.24 (e)	17,000	17,000
Royal Bank of Scotland PLC
	11/10/09 to 4/1/10	0.26 to 0.80	557,000	557,007
Skandinaviska Enskilda Banken AB
	11/12/09	0.30	109,000	109,000
Societe Generale
	11/5/09 to 11/30/09	0.20 to 0.37 (e)	367,000	367,000
Sumitomo Mitsui Banking Corp.
	11/4/09 to 1/14/10	0.25 to 0.30	196,000	196,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Toronto-Dominion Bank
	11/30/09 to 4/16/10	0.24 to 1.60% (e)	$ 505,000	$ 505,000
UBS AG
	11/25/09	0.44	147,000	147,000
UniCredit SpA
	1/8/10	0.36	60,000	60,000
				6,851,007
TOTAL CERTIFICATES OF DEPOSIT				10,858,008
Commercial Paper - 18.2%

Abbott Laboratories
	1/26/10	0.36 (e)	99,000	99,000
Atlantic Asset Securitization Corp.
	11/16/09	0.20	25,000	24,998
Autobahn Funding
	12/1/09 to 1/25/10	0.50 to 0.63	46,000	45,967
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	11/23/09	0.40	43,000	42,989
Caisse Nationale des Caisses d' Epargne et de Prevoyance
	11/19/09	0.75	16,000	15,994
Commerzbank U.S. Finance, Inc.
	1/14/10 to 1/22/10	0.30 to 0.44	262,000	261,801
Dakota Notes (Citibank Credit Card Issuance Trust)
	11/2/09 to 1/15/10	0.15 to 0.35	490,000	489,814
Danske Corp.
	11/9/09	0.22	100,000	99,995
DnB NOR Bank ASA
	11/19/09	0.26	50,000	49,994
Emerald Notes (BA Credit Card Trust)
	11/3/09 to 11/20/09	0.67 to 0.75	139,000	138,977
Falcon Asset Securitization Corp.
	11/16/09	0.17	25,000	24,998
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Gotham Funding Corp.
	11/9/09	0.20%	$ 35,000	$ 34,998
Groupe BPCE
	11/2/09 to 12/8/09	0.48 to 0.51	260,000	259,940
HVB U.S. Finance, Inc.
	11/2/09 to 11/9/09	0.27 to 0.50	206,000	205,983
Intesa Funding LLC
	11/2/09 to 1/15/10	0.15 to 0.68	170,000	169,948
Irish Republic
	11/24/09 to 1/27/10	0.33 to 0.42	95,000	94,934
Kitty Hawk Funding Corp.
	11/6/09	0.18	40,000	39,999
Landesbank Hessen-Thuringen
	1/5/10 to 2/8/10	0.45 to 0.60	92,000	91,895
Natexis Banques Populaires U.S. Finance Co. LLC
	11/2/09 to 1/8/10	0.30 to 0.65	328,000	327,868
Nationwide Building Society
	2/23/10 to 3/1/10	0.37	89,000	88,893
Palisades Notes (Citibank Omni Master Trust)
	11/3/09 to 11/5/09	0.90	155,000	154,988
Pfizer, Inc.
	4/20/10 to 4/30/10	0.60 to 0.65	94,000	93,714
Salisbury Receivables Co. LLC
	11/3/09 to 11/5/09	0.21	91,900	91,898
Sanpaolo IMI U.S. Financial Co.
	11/23/09 to 12/4/09	0.58 to 0.60	81,000	80,962
Societe Generale North America, Inc.
	11/2/09 to 12/1/09	0.21 to 0.25	200,000	199,982
Toronto Dominion Holdings (USA)
	11/30/09 to 3/8/10	0.50 to 0.55	30,000	29,965
Unicredit Delaware, Inc.
	12/17/09	0.35	22,000	21,990
UniCredito Italiano Bank (Ireland) PLC
	11/23/09 to 1/7/10	0.35 to 0.45	158,000	157,913
Westpac Banking Corp.
	11/13/09 to 5/10/10	0.28 to 0.70 (e)	425,000	424,711
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Windmill Funding Corp.
	11/2/09	0.21%	$ 51,000	$ 51,000
TOTAL COMMERCIAL PAPER				3,916,108
U.S. Government and Government Agency Obligations - 2.6%

Other Government Related - 2.6%
Bank of America NA (FDIC Guaranteed)
	12/14/09	0.33 (d)(e)	115,000	115,000
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	11/2/09 to 11/10/09	0.27 to 0.28 (c)	450,501	450,485
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				565,485
Federal Agencies - 8.9%

Fannie Mae - 0.9%
	11/2/09 to 1/28/10	0.20 to 1.68 (e)	197,000	196,990
Federal Home Loan Bank - 4.8%
	11/19/09 to 8/17/10	0.23 to 1.15 (e)	1,024,000	1,024,206
Freddie Mac - 3.2%
	12/3/09 to 12/10/09	0.27 to 0.31 (e)	687,000	686,780
TOTAL FEDERAL AGENCIES				1,907,976
U.S. Treasury Obligations - 3.1%

U.S. Treasury Bills - 2.2%
	3/11/10 to 9/23/10	0.38 to 0.71	469,000	467,512
U.S. Treasury Notes - 0.9%
	11/15/09 to 8/15/10	0.25 to 0.40	200,000	202,743
TOTAL U.S. TREASURY OBLIGATIONS				670,255
Bank Notes - 0.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of America NA
	2/18/10 to 2/19/10	0.30%	$ 53,000	$ 53,000
Medium-Term Notes - 5.9%

Bank of America NA
	11/3/09	0.47 (e)	200,000	200,000
Bank of Montreal
	11/5/09	0.77 (b)(e)	85,000	85,000
Banque Federative du Credit Mutuel
	11/28/09	0.72 (b)(e)	86,000	86,000
BNP Paribas SA
	11/13/09	0.68 (e)	131,000	131,000
BP Capital Markets PLC
	12/11/09	0.42 (e)	83,000	83,000
Commonwealth Bank of Australia
	12/31/09	0.50 (b)(e)	178,000	178,000
General Electric Capital Corp.
	1/4/10	0.31 (e)	9,000	9,000
Metropolitan Life Global Funding I
	2/4/10	0.99 (b)(e)	38,000	38,000
New York Life Insurance Co.
	11/30/09 to 12/30/09	1.41 to 1.43 (e)(h)	146,000	146,000
Royal Bank of Canada
	11/16/09	0.67 (b)(e)	150,000	150,000
Westpac Banking Corp.
	11/23/09	0.27 (b)(e)	170,000	170,000
TOTAL MEDIUM-TERM NOTES				1,276,000
Short-Term Notes - 0.2%

Metropolitan Life Insurance Co.
	1/4/10	1.04 (e)(h)	35,000	35,000
Asset-Backed Securities - 0.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

Bank of America Auto Trust
	7/15/10 to 9/15/10	0.40 to 0.67% (b)	$ 33,891	$ 33,891
Municipal Securities - 0.6%

Albemarle Econ. Dev. Auth. Health Svcs. Rev. Series 2009, VRDN
11/2/09	0.20 (e)	4,500		4,500
Bb&T Muni. Trust Participating VRDN Series BBT 08 13
11/6/09	0.16 (e)(f)	12,425		12,425
Broward County Edl. Facilities Auth. Rev. Series 2004 C, VRDN
11/2/09	0.19 (e)	14,315		14,315
Broward County Edl. Facilities Auth. Rev. Series 2008 A, VRDN
11/2/09	0.20 (e)	7,000		7,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2003, VRDN
11/2/09	0.17 (e)	26,000		26,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2008 B, VRDN
11/6/09	0.20 (e)	10,000		10,000
Minneapolis Health Care Sys. Rev. Series 2008 E, VRDN
11/6/09	0.17 (e)	52,450		52,450
TOTAL MUNICIPAL SECURITIES			126,690
Repurchase Agreements - 11.5%
	Maturity Amount (000s)
In a joint trading account at 0.08% dated 10/30/09 due 11/2/09:
(Collateralized by U.S. Government Obligations) #	$ 182,062	182,061
(Collateralized by U.S. Government Obligations) #	45,208	45,208
With:
Banc of America Securities LLC at 0.27%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations valued at $177,163,986, 0% - 5.5%, 10/1/35 - 10/1/36)	172,004	172,000
Barclays Capital, Inc. at:
0.27%, dated 10/30/09 due 11/2/09 (Collateralized by Commercial Paper Obligations valued at $43,260,974, 11/24/09)	42,001	42,000
0.37%, dated 10/30/09 due 11/2/09:
(Collateralized by Corporate Obligations valued at $150,154,632, 4.85% - 9.25%, 6/1/10 - 5/9/67)	143,004	143,000
(Collateralized by Equity Securities valued at $354,210,936)	322,010	322,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at: - continued
0.42%, dated 10/14/09 due 11/16/09 (Collateralized by Equity Securities valued at $57,212,706)	$ 52,020	$ 52,000
0.5%, dated 8/21/09 due 11/19/09 (Collateralized by Corporate Obligations valued at $7,357,453, 5.5% - 7.38%, 4/25/12 - 9/14/15)	7,009	7,000
0.6%, dated:
10/23/09 due 1/25/10 (Collateralized by Corporate Obligations valued at $18,363,060, 0.68% - 7.12%, 7/2/18 - 11/15/36)	17,027	17,000
10/28/09 due 1/26/10 (Collateralized by Corporate Obligations valued at $18,361,530, 0.28% - 7%, 9/20/13 - 9/25/37)	17,026	17,000
0.65%, dated:
9/25/09 due 12/22/09 (Collateralized by Mortgage Loan Obligations valued at $19,453,338, 4.86%, 8/20/35)	18,029	18,000
10/2/09 due 1/4/10 (Collateralized by Mortgage Loan Obligations valued at $19,450,881, 4.86%, 8/20/35)	18,031	18,000
Citigroup Global Markets, Inc. at 0.47%, dated 10/28/09 due 11/4/09 (Collateralized by Equity Securities valued at $18,703,427)	17,002	17,000
Credit Suisse Securities (USA) LLC at 0.32%, dated 10/30/09 due 11/2/09 (Collateralized by Equity Securities valued at $220,001,897)	200,005	200,000
Deutsche Bank Securities, Inc. at:
0.25%, dated 10/26/09 due 11/27/09 (Collateralized by Commercial Paper Obligations valued at $15,487,187, 11/13/09 - 11/16/09)	15,003	15,000
0.3%, dated 9/16/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $11,388,362, 1/5/10)	11,006	11,000
0.31%, dated:
10/5/09 due 1/5/10 (Collateralized by Commercial Paper Obligations valued at $23,784,913, 1/26/10)	23,018	23,000
10/20/09 due 1/20/10 (Collateralized by Commercial Paper Obligations valued at $12,408,349, 1/20/10)	12,010	12,000
10/26/09 due 1/26/10 (Collateralized by Commercial Paper Obligations valued at $25,848,492, 1/26/10)	25,020	25,000
0.35%, dated 8/25/09 due 11/25/09 (Collateralized by Commercial Paper Obligations valued at $33,165,443, 11/25/09)	32,029	32,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at: - continued
0.38%, dated:
8/17/09 due 11/13/09 (Collateralized by Commercial Paper Obligations valued at $41,450,158, 11/13/09)	$ 40,037	$ 40,000
8/18/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $22,819,923, 11/16/09)	22,021	22,000
0.4%, dated 10/22/09 due:
11/23/09 (Collateralized by Corporate Obligations valued at $18,451,606, 0.5% - 8.75%, 6/1/13 - 7/1/37)	17,006	17,000
11/25/09 (Collateralized by Corporate Obligations valued at $36,724,488, 0.39% - 8%, 12/21/12 - 6/25/37)	34,013	34,000
11/30/09 (Collateralized by Corporate Obligations valued at $18,362,244, 1.52% - 8.75%, 4/15/12 - 4/25/47)	17,007	17,000
0.47%, dated 10/30/09 due 11/2/09 (Collateralized by Mortgage Loan Obligations valued at $5,400,212, 0.52%, 9/25/37)	5,000	5,000
Goldman Sachs & Co. at 0.34%, dated 10/27/09 due 11/3/09 (Collateralized by Commercial Paper Obligations valued at $104,035,896, 2/8/10) (e)(g)	101,007	101,000
ING Financial Markets LLC at 0.35%, dated 9/24/09 due 11/23/09 (Collateralized by Corporate Obligations valued at $11,556,144, 1.9% - 8.6%, 11/13/09 - 8/15/19)	11,006	11,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.37%, dated 10/30/09 due 11/2/09 (Collateralized by Equity Securities valued at $43,201,335)	40,001	40,000
0.42%, dated 8/24/09 due 11/24/09 (Collateralized by Equity Securities valued at $78,908,356) (e)(g)	73,078	73,000
Morgan Stanley & Co. at:
0.32%, dated 10/30/09 due 11/2/09 (Collateralized by Equity Securities valued at $250,806,690)	228,006	228,000
0.42%, dated 8/20/09 due 11/18/09 (Collateralized by Equity Securities valued at $121,104,469)	110,116	110,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $77,034,185)	70,089	70,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. at: - continued
0.75%, dated 10/16/09 due 1/14/10 (Collateralized by Mortgage Loan Obligations valued at $150,122,776, 0% - 6.25%, 12/25/34 - 9/22/47)	$ 137,257	$ 137,000
RBS Securities, Inc. at 0.52%, dated 10/30/09 due 11/2/09 (Collateralized by Mortgage Loan Obligations valued at $211,828,865, 0% - 9.8%, 6/12/12 - 3/17/51)	199,009	199,000
TOTAL REPURCHASE AGREEMENTS		2,474,269
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $21,949,682)		21,949,682
NET OTHER ASSETS - (1.9)%		$ (405,824)
NET ASSETS - 100%		$ 21,543,858
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,891,000 or 3.4% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $450,485,000 or 2.1% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $115,000,000 or 0.5% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $181,000,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 1.04%, 1/4/10	3/26/02	$ 35,000
New York Life Insurance Co.: 1.41%, 11/30/09	5/8/09	$ 57,000
1.43%, 12/30/09	3/23/09	$ 89,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$182,061,000 due 11/02/09 at 0.08%
BNP Paribas Securities Corp.	$ 22,082
Banc of America Securities LLC	8,590
Bank of America, NA	29,442
Barclays Capital, Inc.	13,985
Citigroup Global Markets, Inc.	11,041
Credit Suisse Securities (USA) LLC	5,520
Deutsche Bank Securities, Inc.	14,721
Goldman, Sachs & Co.	1,473
Greenwich Capital Markets, Inc.	7,361
ING Financial Markets LLC	7,913
J.P. Morgan Securities, Inc.	16,929
Merrill Lynch Government Securities, Inc.	1,840
Morgan Stanley & Co., Inc.	4,508
RBC Capital Markets Corp.	920
Societe Generale, New York Branch	7,361
UBS Securities LLC	28,375
$ 182,061
$45,208,000 due 11/02/09 at 0.08%
Banc of America Securities LLC	$ 10,811
Credit Suisse Securities (USA) LLC	19,655
ING Financial Markets LLC	3,931
Morgan Stanley & Co., Inc.	10,811
$ 45,208
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $2,474,269) - See accompanying schedule: Unaffiliated issuers (cost $21,949,682)		$ 21,949,682
Receivable for fund shares sold		282,594
Interest receivable		20,882
Prepaid expenses		110
Receivable from investment adviser for expense reductions		382
Other affiliated receivables		6,570
Other receivables		226
Total assets		22,260,446

Liabilities
Payable for investments purchased	$ 292,987
Payable for fund shares redeemed	407,535
Distributions payable	8
Accrued management fee	4,666
Distribution fees payable	7,231
Other affiliated payables	3,846
Other payables and accrued expenses	315
Total liabilities		716,588

Net Assets		$ 21,543,858
Net Assets consist of:
Paid in capital		$ 21,542,948
Distributions in excess of net investment income		(213)
Accumulated undistributed net realized gain (loss) on investments		1,123
Net Assets		$ 21,543,858
Daily Money Class: Net Asset Value, offering price and redemption price per share ($9,793,673 ÷ 9,791,768 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($11,750,185 ÷ 11,747,226 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Interest		$ 309,827

Expenses
Management fee	$ 61,102
Transfer agent fees	48,949
Distribution fees	95,446
Accounting fees and expenses	1,407
Custodian fees and expenses	294
Independent trustees' compensation	89
Appreciation in deferred trustee compensation account	2
Registration fees	5,262
Audit	114
Legal	336
Miscellaneous	9,194
Total expenses before reductions	222,195
Expense reductions	(28,862)	193,333
Net investment income		116,494
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,905
Net increase in net assets resulting from operations		$ 119,399

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,494	$ 603,167
Net realized gain (loss)	2,905	1,823
Net increase in net assets resulting from operations	119,399	604,990
Distributions to shareholders from net investment income	(116,518)	(603,152)
Share transactions - net increase (decrease)	(1,363,036)	3,605,825
Total increase (decrease) in net assets	(1,360,155)	3,607,663

Net Assets
Beginning of period	22,904,013	19,296,350
End of period (including distributions in excess of net investment income of $213 and $0, respectively)	$ 21,543,858	$ 22,904,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.029	.047	.042	.023
Distributions from net investment income	(.006)	(.029)	(.047)	(.042)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.57%	2.97%	4.82%	4.28%	2.29%
Ratios to Average Net Assets B
Expenses before reductions	.77%	.74%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.70%	.70%	.70%	.70%
Net investment income	.57%	2.90%	4.72%	4.23%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$ 9,794	$ 9,562	$ 8,467	$ 6,741	$ 5,065

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.027	.045	.039	.020
Distributions from net investment income	(.004)	(.027)	(.045)	(.039)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.41%	2.71%	4.56%	4.02%	2.03%
Ratios to Average Net Assets B
Expenses before reductions	1.02%	.99%	.99%	1.00%	1.00%
Expenses net of fee waivers, if any	.86%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.86%	.95%	.95%	.95%	.95%
Net investment income	.40%	2.65%	4.47%	3.98%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 11,750	$ 13,342	$ 10,829	$ 8,990	$ 7,460

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/09	% of fund's investments 4/30/09	% of fund's investments 10/31/08
0 - 30	81.5	77.5	73.0
31 - 90	6.3	8.2	9.2
91 - 180	5.3	8.7	6.6
181 - 397	6.9	5.6	11.2
Weighted Average Maturity
	10/31/09	4/30/09	10/31/08
Tax-Exempt Fund	34 Days	35 Days	37 Days
All Tax-Free Money Market Funds Average *	32 Days	24 Days	29 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
Variable Rate Demand Notes (VRDNs) 74.0%	Variable Rate Demand Notes (VRDNs) 73.0%
Commercial Paper (including CP Mode) 7.8%	Commercial Paper (including CP Mode) 8.4%
Tender Bonds 1.1%	Tender Bonds 0.8%
Municipal Notes 10.4%	Municipal Notes 12.1%
Fidelity Tax-Free Cash Central Fund 3.4%	Fidelity Tax-Free Cash Central Fund 1.8%
Other Investments 3.1%	Other Investments 2.9%
Net Other Assets 0.2%	Net Other Assets 1.0%

* Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Fund

Investments October 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.22%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 17,165	$ 17,165
Series 1999 B, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,700	1,700
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.25%, VRDN (a)	18,250	18,250
		37,115
Alaska - 0.5%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,220	12,220
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.29%, VRDN (a)	19,000	19,000
		31,220
Arizona - 2.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.19%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	11,500	11,500
Series 2008 C, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	31,610	31,610
Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	14,600	14,600
(Catholic Healthcare West Proj.):
Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	8,000	8,000
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	12,600	12,600
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	4,290	4,363
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.19%, LOC Wachovia Bank NA, VRDN (a)	14,500	14,500
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 0.23%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,300	4,300
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series EGL 06 0141, 0.21% (Liquidity Facility Citibank NA) (a)(d)	$ 16,500	$ 16,500
Series EGL 06 14 Class A, 0.21% (Liquidity Facility Citibank NA) (a)(d)	11,200	11,200
Series EGL 07 0012, 0.21% (Liquidity Facility Citibank NA) (a)(d)	13,850	13,850
Series Putters 3242, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,200	4,200
Series ROC II R 10362, 0.21% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		181,973
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,900	4,900
California - 3.5%
California Econ. Recovery Series 2004 C11, 0.16%, LOC BNP Paribas SA, VRDN (a)	12,085	12,085
California Gen. Oblig. Series 2003 B1, 0.2%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	11,400	11,400
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 B, 0.21%, LOC Bank of America NA, VRDN (a)	3,725	3,725
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.2%, LOC Bank of America NA, VRDN (a)	17,500	17,500
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,500	3,500
Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	5,400	5,400
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	90,100	91,103
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	27,400	27,582
2.5% 4/28/10	39,500	39,893
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.2%, LOC Societe Generale, VRDN (a)	$ 3,100	$ 3,100
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,800	17,990
		246,078
Colorado - 3.9%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,165	15,165
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	9,860	9,860
Series BA 08 1090, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	36,950	36,950
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,465	24,465
0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,400	8,400
Series 2004 B1, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,200	3,200
Series 2004 B2, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,200	9,200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.24% (Liquidity Facility Citibank NA) (a)(d)	17,575	17,575
Series EGL 07 0040, 0.24% (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.16%, VRDN (a)	67,750	67,750
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,000	7,000
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.77%, LOC Compass Bank, VRDN (a)	23,870	23,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	$ 9,400	$ 9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.22%, LOC Wachovia Bank NA, VRDN (a)	7,400	7,400
		267,975
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.25% tender 11/17/09, CP mode	3,000	3,000
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,500	17,630
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.21% (Liquidity Facility Citibank NA) (a)(d)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.24%, LOC Bank of America NA, VRDN (a)	2,500	2,500
(Masonicare Corp. Proj.) Series C, 0.21%, LOC Wachovia Bank NA, VRDN (a)	6,800	6,800
(Yale-New Haven Hosp. Proj.) Series K1, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	4,675	4,675
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.2%, LOC HSBC Bank USA, NA, VRDN (a)	4,570	4,570
Series 2009 A2, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	24,000	24,000
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	21,300	21,545
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	5,790	5,834
		113,454
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.4%, VRDN (a)	3,500	3,500
Series 1999 A, 0.4%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 2.4%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	30,680	30,680
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	8,000	8,000
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.27%, LOC Wachovia Bank NA, VRDN (a)	12,145	12,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(George Washington Univ. Proj.) Series 1999 C, 0.22%, LOC Bank of America NA, VRDN (a)	$ 9,025	$ 9,025
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.2%, LOC Wachovia Bank NA, VRDN (a)	11,075	11,075
Series 1998 A Tranche II, 0.24%, LOC Bank of America NA, VRDN (a)	15,200	15,200
Series 1998 A Tranche III, 0.24%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(The AARP Foundation Proj.) Series 2004, 0.26%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Pew Charitable Trust Proj.) Series 2008 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,500	31,500
(The Phillips Collection Issue Proj.) Series 2003, 0.26%, LOC Bank of America NA, VRDN (a)	5,300	5,300
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.26%, LOC Bank of America NA, VRDN (a)	25,960	25,960
(Georgetown Univ. Proj.):
Series 2007 C2, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	6,925	6,925
Series 2009 C, 0.17%, LOC TD Banknorth, NA, VRDN (a)	4,500	4,500
		165,260
Florida - 9.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.35% tender 12/3/09, LOC Bank of America NA, CP mode	13,800	13,800
Brevard County School Board RAN 1.5% 4/23/10	19,000	19,088
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.24%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 A, 2.5% 6/1/10	8,720	8,821
Participating VRDN:
Series BBT 08 16, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,815	10,815
Series EGL 07 0049, 0.21% (Liquidity Facility Citibank NA) (a)(d)	29,585	29,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Participating VRDN:
Series MS 3059, 0.23% (Liquidity Facility Morgan Stanley) (a)(d)	$ 5,615	$ 5,615
Series Putters 3251, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,270	2,270
Florida Dept. of Trans. Rev. Bonds Series 2007, 4.5% 7/1/10	2,340	2,400
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/10	6,560	6,751
Participating VRDN Series Putters 2539, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.24% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.24%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.24%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,435	9,435
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 2% 1/15/10	8,395	8,418
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,725	12,725
Gainesville Utils. Sys. Rev. Series 2008 B, 0.2% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,965	12,965
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (a)	5,700	5,707
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 C, 0.2%, VRDN (a)	8,000	8,000
Series 2007 A1, 0.21%, VRDN (a)	35,100	35,100
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	6,730	6,730
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series F, 0.33% tender 12/9/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Series Three 2009 A, 4% 10/1/10	5,460	5,634
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.21%, LOC Wachovia Bank NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.): - continued
Series 2007 B, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,400	$ 5,400
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.28% tender 11/12/09, CP mode	16,700	16,700
Series 1994, 0.28% tender 11/6/09, CP mode	6,000	6,000
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.26%, LOC Bank of America NA, VRDN (a)	3,105	3,105
Miami-Dade County School District RAN Series 2009, 1.5% 1/28/10	86,500	86,667
North Broward Hosp. District Rev. Series 2005 A:
0.17%, LOC Wachovia Bank NA, VRDN (a)	17,200	17,200
0.17%, LOC Wachovia Bank NA, VRDN (a)	8,100	8,100
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 C2, 0.2%, VRDN (a)	4,100	4,100
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.28%, LOC Bank of America NA, VRDN (a)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.25%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.16% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	32,500	32,500
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	14,500	14,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.4%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.22%, LOC Commerce Bank NA, VRDN (a)	13,400	13,400
(Planned Parenthood Proj.) Series 2002, 0.4%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.22%, LOC Northern Trust Co., Chicago, VRDN (a)	7,850	7,850
Palm Beach County School District RAN Series 2009, 0.85% 3/10/10	26,935	26,935
Panama City Beach Participating VRDN Series Solar 2006 129, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,010	9,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.22%, LOC Bank of America NA, VRDN (a)	$ 14,100	$ 14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.22%, LOC Wachovia Bank NA, VRDN (a)	8,875	8,875
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.21%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.22%, LOC Wachovia Bank NA, VRDN (a)	11,690	11,690
Series 2005 A2, 0.22%, LOC Wachovia Bank NA, VRDN (a)	6,500	6,500
Series 2005 B2, 0.22%, LOC Wachovia Bank NA, VRDN (a)	9,515	9,515
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	3,300	3,300
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	3,740	3,740
Seminole County School District TAN Series 2009, 1.75% 9/23/10	18,000	18,202
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	14,525	14,525
Series Putters 2473, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,035	1,035
Series Putters 3290, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
		644,128
Georgia - 3.8%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.22%, LOC Wachovia Bank NA, VRDN (a)	10,900	10,900
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.22%, VRDN (a)	8,200	8,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.33% tender 12/9/09, CP mode	23,000	23,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.2%, LOC Fannie Mae, VRDN (a)	$ 11,450	$ 11,450
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.26%, LOC Bank of America NA, VRDN (a)	7,500	7,500
DeKalb County School District Bonds Series 2007, 5% 2/1/10	2,675	2,704
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.26%, LOC Bank of America NA, VRDN (a)	8,600	8,600
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.23%, LOC Bank of Scotland PLC, VRDN (a)	6,600	6,600
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	16,000	16,000
Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	16,300	16,300
Series 2008 F, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	16,800	16,800
Series 2008 G, 0.35%, LOC Bayerische Landesbank, VRDN (a)	13,700	13,700
Series 2008 H, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	25,500	25,500
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	9,995	9,995
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	4,500	4,505
Series E, 3% 12/16/09	6,700	6,708
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 2009, 0.22%, VRDN (a)	6,400	6,400
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.3%, LOC Bayerische Landesbank, VRDN (a)	23,000	23,000
BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,800	9,820
(Plant Vogtle Additional Units PPA-2 Proj.) Series 2009 A, 2% 6/21/10	12,755	12,877
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.2%, LOC Fannie Mae, VRDN (a)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 4,000	$ 4,000
Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,300	4,300
		261,059
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.2%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 153, 0.21% (Liquidity Facility Citibank NA) (a)(d)	6,695	6,695
		16,695
Illinois - 4.6%
Chicago Board of Ed. Series 2009 A1, 0.23%, LOC Harris NA, VRDN (a)	5,000	5,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 08 60, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,385	4,385
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.2%, LOC Harris NA, VRDN (a)	4,000	4,000
Series 2008 C3, 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	20,000	20,000
Series 2004 A2, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	5,000	5,000
Series 2004 A3, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,450	8,450
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,003
DuPage County Rev. (Morton Arboretum Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.21%, LOC Harris NA, VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	$ 7,010	$ 7,010
(ACI Cultural Pooled Fing. Prog.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,100	6,100
(Elmhurst College Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	4,165	4,165
Series EGL 06 118, Class A, 0.21% (Liquidity Facility Citibank NA) (a)(d)	9,450	9,450
Series Putters 3288Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	7,175	7,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	23,865	23,865
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.24%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.23%, LOC Northern Trust Co., Chicago, VRDN (a)	3,600	3,600
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,580	6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,500	6,500
Series 2009 B2, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	3,500	3,500
(The Carle Foundation Proj.) Series 2009 C, 0.14%, LOC Northern Trust Co., Chicago, VRDN (a)	1,800	1,800
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.24%, LOC Bank of America NA, VRDN (a)	6,475	6,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.): - continued
Series 2003 B, 0.24%, LOC Bank of America NA, VRDN (a)	$ 22,545	$ 22,545
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,455	3,455
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.42%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,350	10,350
Univ. of Illinois Rev.:
Participating VRDN Series EGL 06 124, 0.24% (Liquidity Facility Citibank NA) (a)(d)	18,600	18,600
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		317,358
Indiana - 1.9%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	18,280	18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
(Hanover College Proj.) Series 2004 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	2,435	2,435
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.22%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 G, 0.19%, LOC Bank of New York, New York, VRDN (a)	5,250	5,250
Series 2008 J, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Indiana Fin. Auth. Hosp. Rev.:
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,415	4,415
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev.: - continued
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	$ 10,655	$ 10,655
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 0.2%, VRDN (a)	9,800	9,800
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	3,205	3,205
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.26%, LOC Bank of America NA, VRDN (a)	10,045	10,045
Series 2006, 0.26%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
		129,985
Iowa - 0.4%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	6,430	6,430
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.19%, VRDN (a)	17,000	17,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	7,300	7,300
		30,730
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 B2, 0.19% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	14,430	14,430
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		20,430
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	18,210	18,210
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Series 2009 A1, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Louisiana Gen. Oblig. Series 2008 A, 0.18%, LOC BNP Paribas SA, VRDN (a)	37,500	37,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	$ 12,375	$ 12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B1, 0.2%, LOC Bank of New York, New York, VRDN (a)	5,000	5,000
		111,875
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,975	7,975
Maryland - 3.3%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.16% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	13,770	13,770
Baltimore County Gen. Oblig. Series 2002 D, 0.35% 12/16/09 (Liquidity Facility BNP Paribas SA), CP	25,900	25,900
Howard County Gen. Oblig. 0.35% 12/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,025	11,025
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.17%, VRDN (a)	24,000	24,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,840	3,840
(Adventist Healthcare Proj.) Series 2005 A, 0.22%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.21%, LOC Bank of America NA, VRDN (a)	6,115	6,115
Series 2007 C, 0.23%, LOC Bank of America NA, VRDN (a)	45,215	45,215
Series 2007 D, 0.22%, LOC Wachovia Bank NA, VRDN (a)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.8%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 14,200	$ 14,200
Series 2008 C, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.2%, LOC Bank of America NA, VRDN (a)	18,750	18,750
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,570	10,570
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.26%, LOC Bank of America NA, VRDN (a)	3,730	3,730
Montgomery County Gen. Oblig. Series 2006 A, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,600	2,600
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,965	7,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.18%, LOC Fannie Mae, VRDN (a)	6,290	6,290
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.22%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		232,140
Massachusetts - 1.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,070	12,070
Massachusetts Gen. Oblig.:
Series 2001 B, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,200	12,200
Series 2006 A, 0.26% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	26,630	26,630
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10416, 0.21% (Liquidity Facility Citibank NA) (a)(d)	7,750	7,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series EGL 07 0031, 0.21% (Liquidity Facility Citibank NA) (a)(d)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A, 0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	$ 20,800	$ 20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	2,615	2,615
		95,065
Michigan - 2.2%
Eastern Michigan Univ. Revs. Series 2009 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	5,795	5,795
Grand Valley Michigan State Univ. Rev. Series 2005, 0.19%, LOC Nat'l. City Bank Cleveland, VRDN (a)	9,840	9,840
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	11,300	11,300
Series 5, 0.55% 11/5/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.2%, VRDN (a)	11,500	11,500
Series 2008 B4, 0.2%, VRDN (a)	8,600	8,600
(Henry Ford Health Sys. Proj.):
Series 2006 C, 0.67%, LOC RBS Citizens NA, VRDN (a)	8,500	8,500
Series 2007, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	300	300
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.36%, LOC Banco Santander SA, VRDN (a)	6,200	6,200
Michigan Muni. Bond Auth. Rev. Participating VRDN Series Putters 3263, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	825	825
Michigan State Univ. Revs. 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,000	15,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.19%, LOC Bank of America NA, VRDN (a)	75,000	75,000
		155,020
Minnesota - 1.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.24%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,125	$ 7,125
Series 2007 C2, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	9,975	9,975
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 C, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	17,300	17,300
Series 2008 D, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	4,800	4,800
Minnesota Gen. Oblig.:
Bonds 5% 11/1/09	5,000	5,000
Participating VRDN Series Putters 3265, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,990	3,990
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.28%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Series 2008 A3, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	15,210	15,210
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,625	6,625
St. Louis Park Gen. Oblig. (Park Nicollet Health Svcs. Proj.) Series 2008 B1, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	8,500	8,500
		91,075
Mississippi - 1.0%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.26%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	24,100	24,100
		69,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	$ 8,400	$ 8,400
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	10,000	10,101
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.22%, LOC Bank of America NA, VRDN (a)	18,700	18,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, 0.23%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,000	9,000
		48,801
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.22% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,100	16,100
Lincoln Elec. Sys. Rev. Series 2005, 0.28% 11/5/09, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,970	10,970
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	1,000	1,010
Participating VRDN Series BBT 2060, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	23,060	23,060
		79,140
Nevada - 2.5%
Clark County Arpt. Rev.:
Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.35%, LOC Bayerische Landesbank, VRDN (a)	39,115	39,115
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.2% (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series 2008 A:
0.35% 11/6/09, LOC Bank of America NA, CP	15,000	15,000
0.38% 2/2/10, LOC BNP Paribas SA, CP	3,600	3,600
0.4% 12/9/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
Series 2008 B, 0.43% 12/10/09, LOC Bank of America NA, CP	$ 8,900	$ 8,900
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,085	6,085
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.4% 12/7/09, LOC Bank of Nova Scotia, New York Agcy., LOC Fortis Banque SA, CP	16,000	16,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,055	5,055
Nevada Hwy. Impt. Rev. Bonds Series 2003, 5% 12/1/09	5,805	5,823
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
Series 2009 B, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	5,970	5,970
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.2% (Liquidity Facility Societe Generale) (a)(d)	24,755	24,755
		177,203
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.26%, LOC Bank of America NA, VRDN (a)	6,665	6,665
(Univ. Sys. of New Hampshire Proj.) Series 2005 A1, 0.2%, VRDN (a)	2,800	2,800
		9,465
New Jersey - 1.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	14,935	14,935
Series 2008 V3, 0.17%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	8,240	8,240
Series 2008 V5, 0.26%, LOC Wachovia Bank NA, VRDN (a)	17,800	17,800
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	56,400	57,112
Union County Gen. Oblig. BAN 1.75% 7/1/10	11,500	11,590
		109,677
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.6%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 6,200	$ 6,200
Series 2008 B1, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	32,940	32,940
		39,140
New York - 5.2%
New York City Gen. Oblig.:
Series 2003 C3, 0.2%, LOC BNP Paribas SA, VRDN (a)	8,050	8,050
Series 2006 I4, 0.23%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J10, 0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)	30,000	30,000
Series 2008 J5, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,000	4,000
New York City Health & Hosp. Corp. Rev. Series 2008 B, 0.2%, LOC TD Banknorth, NA, VRDN (a)	10,870	10,870
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.5%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 Washington Street Proj.) Series 2005 A, 0.17%, LOC Fannie Mae, VRDN (a)	16,000	16,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.2% (Liquidity Facility Citibank NA) (a)(d)	6,105	6,105
Series 2001 F1, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,510	7,510
Series 2003 F2, 0.2% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	14,220	14,220
Series 2008 B4, 0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)	37,525	37,525
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 12106, 0.2% (Liquidity Facility Citibank NA) (a)(d)	4,585	4,585
New York Dorm. Auth. Revs.:
Bonds (Mental Health Svcs. Facilities Proj.) Series 2009 A1, 1.5% 2/15/10	35,695	35,792
Participating VRDN Series EGL 06 47 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(d)	13,500	13,500
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	31,800	31,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev. (Taconic West 17th St. Proj.) Series 2009 A, 0.2%, LOC Fannie Mae, VRDN (a)	$ 15,000	$ 15,000
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	21,000	21,055
Series A, 0.33% 12/4/09, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.35% 11/3/09, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Urban Dev. Corp. Rev.:
Bonds Series 2009 A1, 2% 12/15/09	18,295	18,324
Series 2008 A1, 0.2%, LOC Wachovia Bank NA, VRDN (a)	20,000	20,000
Series 2008 A5, 0.2%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
		362,736
North Carolina - 4.1%
Board of Governors of the Univ. of North Carolina Series D, 0.27% 12/7/09, CP	6,150	6,150
Charlotte Gen. Oblig. Series 2007, 0.3% (Liquidity Facility KBC Bank NV), VRDN (a)	4,800	4,800
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,160	6,160
Series 2002 B, 0.22% (Liquidity Facility Wachovia Bank NA), VRDN (a)	17,200	17,200
Series 2004, 0.35% 11/12/09 (Liquidity Facility Wachovia Bank NA), CP	3,270	3,270
Series 2006 B, 0.22% (Liquidity Facility Wachovia Bank NA), VRDN (a)	15,000	15,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.26% (Liquidity Facility Bank of America NA), VRDN (a)	6,620	6,620
Guilford County Gen. Oblig. Series 2007 B, 0.25% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	7,000	7,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.2%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,400	4,400
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	6,875	6,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	10,385	10,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.25%, LOC Bank of America NA, VRDN (a)	$ 7,500	$ 7,500
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.21% (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series EGL 07 0015, 0.21% (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series Putters 3331, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.):
Series 1987 A, 0.2%, VRDN (a)	2,700	2,700
Series 1991 B, 0.2%, VRDN (a)	2,200	2,200
(Providence Day School Proj.) Series 1999, 0.26%, LOC Bank of America NA, VRDN (a)	9,940	9,940
North Carolina Gen. Oblig.:
Series 2002 C, 0.21% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	6,200	6,200
Series 2002 D, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
Series 2002 E, 0.2% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	21,085	21,085
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.26%, LOC Bank of America NA, VRDN (a)	4,800	4,800
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.22%, LOC Bank of America NA, VRDN (a)	2,745	2,745
(Wake Forest Univ. Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (a)	5,810	5,810
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.19%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.19%, LOC Bank of America NA, VRDN (a)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	7,800	7,800
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN: - continued
Series BBT 08 19, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 25,760	$ 25,760
Series EGL 05 3014 Class A, 0.21% (Liquidity Facility Citibank NA) (a)(d)	7,700	7,700
Wake County Gen. Oblig.:
Bonds:
Series 2009 B, 5% 3/1/10	8,000	8,117
Series 2009 C, 4% 3/1/10	7,575	7,661
Series 2003 C, 0.24% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
Series 2007 A, 0.24% (Liquidity Facility Bank of America NA), VRDN (a)	1,100	1,100
Series 2007 B, 0.24%, VRDN (a)	3,000	3,000
		288,348
Ohio - 3.1%
Akron Bath Copley Hosp. District Rev. Series B, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	5,295	5,295
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	13,800	13,800
American Muni. Pwr. Series 2009 A, 0.38% 12/8/09, LOC JPMorgan Chase Bank, CP	2,792	2,792
Franklin County Hosp. Rev. (Trinity Health Sys. Proj.) Series 1995, 0.17%, VRDN (a)	6,400	6,400
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	3,395	3,395
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	7,860	7,860
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	6,150	6,230
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	6,300	6,354
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	7,115	7,115
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.5%, VRDN (a)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 A, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 3,000	$ 3,000
Series 2009 B, 0.27%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,500	2,500
Ohio Gen. Oblig.:
Bonds (Higher Ed. Cap. Facilities Proj.) Series 2002 II A, 5.5% 12/1/09	4,000	4,016
Participating VRDN:
Series BBT 3, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,735	5,735
Series Putters 02 306, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,375	3,375
(Infrastructure Impt. Proj.) Series 2003 B, 0.24%, VRDN (a)	2,900	2,900
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/10	2,510	2,580
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.4% tender 2/17/10, CP mode	10,000	10,000
(Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 0.67%, LOC RBS Citizens NA, VRDN (a)	16,000	16,000
Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	23,900	23,900
Series 2008 D, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	10,525	10,525
Ohio State Univ. Gen. Oblig. Series 2008 I:
0.43% 2/2/10, CP	10,000	10,000
0.43% 2/3/10, CP	25,000	25,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.2%, LOC Barclays Bank PLC, VRDN (a)	1,600	1,600
		213,172
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.25%, LOC KBC Bank NV, VRDN (a)	15,830	15,830
Univ. Hospitals Trust Rev. Series 2005 A, 0.26%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		26,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 2.1%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.5%, LOC Bank of Scotland PLC, VRDN (a)	$ 21,700	$ 21,700
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
(PeaceHealth Proj.):
Series 2008 A, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	25,830	25,830
Series 2008 B, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,940	9,940
Series 2008 D, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.22%, LOC Bank of America NA, VRDN (a)	29,000	29,000
Series 2009 A2, 0.21%, LOC Bank of America NA, VRDN (a)	13,485	13,485
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	14,000	14,183
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		146,638
Pennsylvania - 4.9%
Allegheny County Series C58A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	22,095	22,095
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 1%, LOC Citizens Bank of Pennsylvania, VRDN (a)	26,585	26,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300	4,300
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.22%, LOC Citibank NA, VRDN (a)	4,000	4,000
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	5,825	5,825
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.82%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,300	9,300
Chester County Indl. Dev. Auth. Student Hsg. Rev. Bonds Series 2008 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.17%, VRDN (a)	$ 10,700	$ 10,700
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G, 0.2%, VRDN (a)	1,235	1,235
Series 1997 G, 0.2% (Liquidity Facility Gen. Elec. Cap. Corp.), VRDN (a)	4,130	4,130
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.22% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Bonds Second Series 2005, 5.25% 1/1/10	1,200	1,209
Participating VRDN:
Series Putters 3250, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,955	2,955
Series ROC II R 11505, 0.21% (Liquidity Facility Citibank NA) (a)(d)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.26%, LOC UniCredit SpA, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	6,840	6,840
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	18,070	18,070
(King's College Proj.) Series 2001 H6, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,525	3,525
(Marywood Univ. Proj.) Series 2005 A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,140	3,140
(Philadelphia Univ. Proj.) Series 2009, 0.22%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
(St. Joseph's Univ. Proj.):
Series 2008 B, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,000	12,000
Series 2008 C, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,100	3,100
(Thomas Jefferson Univ. Proj.) Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.25%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2008 B4, 0.23%, LOC Bank of America NA, VRDN (a)	$ 10,000	$ 10,000
Series 2008 B5, 0.23%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series D, 0.19%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Eighth Series E, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	16,000	16,000
Philadelphia School District:
Series 2008 A1, 0.19%, LOC Bank of America NA, VRDN (a)	19,200	19,200
Series 2008 A3, 0.19%, LOC Bank of America NA, VRDN (a)	6,800	6,800
Series 2008 B1, 0.22%, LOC Wachovia Bank NA, VRDN (a)	6,000	6,000
Series 2008 D1, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,000	13,000
Series 2008 D2, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,065	5,065
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,725	8,725
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	29,300	29,300
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.88%, LOC RBS Citizens NA, VRDN (a)	3,545	3,545
		342,919
Rhode Island - 0.9%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,415	12,415
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.18%, VRDN (a)	4,200	4,200
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	12,920	12,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.15%, LOC TD Banknorth, N.A., VRDN (a)	$ 15,400	$ 15,400
(Rhode Island School of Design Proj.):
Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	9,820	9,820
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	5,000	5,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		64,755
South Carolina - 3.5%
Beaufort County School District BAN Series 2008 C, 2.5% 11/6/09	31,155	31,159
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.21%, LOC Wachovia Bank NA, VRDN (a)	15,475	15,475
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.26% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,000	1,000
Series A, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	17,605	17,605
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.22%, LOC Wachovia Bank NA, VRDN (a)	15,100	15,100
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.29% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,620	5,620
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.33%, VRDN (a)	18,700	18,700
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	31,800	31,953
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.24%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.24%, LOC Bank of America NA, VRDN (a)	16,300	16,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	4,595	4,595
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	1,000	1,007
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Participating VRDN Series ROC II R 11426, 0.24% (Liquidity Facility Citibank NA) (a)(d)	$ 10,600	$ 10,600
0.35% 2/12/10, CP	2,000	2,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.19%, LOC Bank of America NA, VRDN (a)	5,920	5,920
Series 2003 B2, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	17,150	17,150
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	14,800	14,879
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.05% tender 11/2/09, CP mode	7,200	7,200
		246,378
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.21% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	5,000	5,000
Tennessee - 1.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	8,745	8,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.26%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,225	4,225
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.23%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Memphis Gen. Oblig. BAN 2% 5/18/10	12,200	12,297
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.26%, LOC Bank of America NA, VRDN (a)	15,300	15,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.26%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 20,000	$ 20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,060	5,060
Shelby County Gen. Oblig. Series 2004 B, 0.24% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	34,385	34,385
Tennessee Gen. Oblig. Series A, 0.35% 12/10/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	3,700	3,700
		131,512
Texas - 10.0%
Austin Gen. Oblig. Bonds Series 2009 A, 2.5% 9/1/10	9,455	9,615
Austin Util. Sys. Rev. Series A:
0.4% 11/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,008	12,008
0.45% 11/18/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
0.45% 11/19/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,720	13,720
0.45% 11/25/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	17,482	17,482
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(d)	5,239	5,239
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.21% (Liquidity Facility Citibank NA) (a)(d)	8,285	8,285
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,990	4,990
El Paso Independent School District Bonds Series 2008 A, 4% 2/15/10 (Permanent School Fund of Texas Guaranteed)	6,365	6,427
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,925	4,925
Fort Worth Independent School District Bonds Series 2009, 3% 2/15/10	7,100	7,151
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	8,635	8,635
Harris County Ind. Dev. Corp. Series 1998, 0.3%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.21%, LOC Wachovia Bank NA, VRDN (a)	$ 10,000	$ 10,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.55%, LOC Compass Bank, VRDN (a)	6,985	6,985
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.21% (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.82%, LOC Compass Bank, VRDN (a)	32,600	32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 0.25%, LOC KBC Bank NV, VRDN (a)	13,000	13,000
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.24% (Liquidity Facility Citibank NA) (a)(d)	2,910	2,910
Series A, 0.35% 12/3/09, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 0.22% (Liquidity Facility Societe Generale) (a)(d)	3,100	3,100
(Rice Univ. Proj.):
Series 2006 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000	1,000
Series 2008 B, 0.2%, VRDN (a)	14,800	14,800
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.61% (Liquidity Facility Citibank NA) (a)(d)	7,955	7,955
Series 2008 A1, 0.21%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Series 2008 A2, 0.26%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Irving Independent School District Participating VRDN Series PT 3954, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,900	8,900
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,205	3,205
Lewisville Independent School District Participating VRDN Series SGA 134, 0.3% (Liquidity Facility Societe Generale) (a)(d)	1,290	1,290
Lower Colorado River Auth. Rev. 0.35% 2/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mesquite Independent School District Series 2003 A, 0.24% (Permanent School Fund of Texas Guaranteed), VRDN (a)	$ 8,290	$ 8,290
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,270	7,270
Plano Independent School District Participating VRDN Series SGA 128, 0.3% (Liquidity Facility Societe Generale) (a)(d)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.19% (Liquidity Facility Societe Generale) (a)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.2%, VRDN (a)	24,300	24,300
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(d)	8,325	8,325
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,035
Participating VRDN:
Series BBT 08 26, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,355	5,355
Series SG 104, 0.22% (Liquidity Facility Societe Generale) (a)(d)	5,490	5,490
Series SG 105, 0.22% (Liquidity Facility Societe Generale) (a)(d)	29,400	29,400
Series 2003, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	18,925	18,925
Series A, 0.32% 11/3/09, CP	20,000	20,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.21% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A:
0.38% 12/9/09, CP	7,650	7,650
0.38% 12/10/09, CP	6,684	6,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 1, 0.22%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Series 2008 3, 0.5%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 C2, 0.22%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(Texas Health Resources Proj.) Series 2008 A, 0.25%, VRDN (a)	$ 9,900	$ 9,900
Texas Gen. Oblig.:
Participating VRDN:
Series Putters 3534, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,995	3,995
Series SG 152, 0.26% (Liquidity Facility Societe Generale) (a)(d)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.18%, VRDN (a)	4,840	4,840
TRAN Series 2009, 2.5% 8/31/10	100,000	101,676
Texas Pub. Fin. Auth. Rev. Series 2003:
0.35% 11/5/09, CP	6,700	6,700
0.4% 11/6/09, CP	3,360	3,360
0.4% 11/12/09, CP	2,820	2,820
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (a)	18,730	18,730
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,350	5,350
Series 2002 A, 0.35% 11/16/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,500	12,500
Series 2008 B, 0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	50,000	50,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,000	6,000
		696,217
Utah - 1.2%
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,051
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 4% 7/1/10	9,900	10,126
Series 1997 B1, 0.35% 12/11/09 (Liquidity Facility Bank of Nova Scotia), CP	13,000	13,000
Series 1997 B2, 0.4% 2/1/10 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Series 1997 B3, 0.35% 12/8/09 (Liquidity Facility JPMorgan Chase Bank), CP	29,500	29,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Spl. Oblig. Sixth Bonds Series B, 6.5% 7/1/10	$ 8,850	$ 9,196
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,740	5,740
		84,613
Virginia - 2.2%
Albemarle County Indl. Dev. Auth. Health Srv 0.27%, LOC Wachovia Bank NA, VRDN (a)	6,595	6,595
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (a)	33,500	33,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	20,765	20,765
Series 2008 D2, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	8,060	8,060
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.21%, LOC Wachovia Bank NA, VRDN (a)	2,450	2,450
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.18%, VRDN (a)	31,595	31,595
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.22%, LOC Bank of America NA, VRDN (a)	9,600	9,600
Richmond Gen. Oblig. 0.35% 12/1/09 (Liquidity Facility Bank of America NA), CP	6,500	6,500
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,560	7,560
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,600	6,600
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	2,040	2,063
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 3,950	$ 3,950
Series Putters 3036, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
		150,853
Washington - 1.5%
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2004 A, 5.25% 7/1/10	1,345	1,387
Port of Seattle Rev. Series 2001 A1, 0.4% 1/5/10, LOC Bank of America NA, CP	14,480	14,480
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.21% (Liquidity Facility Citibank NA) (a)(d)	2,980	2,980
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	6,645	6,645
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series ROC II R 759 PB, 0.26% (Liquidity Facility Deutsche Postbank AG) (a)(d)	15,905	15,905
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	12,200	12,200
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Series 2009 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	6,850	6,850
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	21,900	21,900
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.31%, LOC Bank of America NA, VRDN (a)	1,700	1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.22%, LOC Bank of America NA, VRDN (a)	8,485	8,485
		106,197
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (a)	6,665	6,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.26%, LOC Bank of America NA, VRDN (a)	$ 4,800	$ 4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
		17,465
Wisconsin - 1.4%
Sun Prairie Area School District BAN 2% 3/1/10	19,450	19,526
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2008 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,600	5,600
Series 2009 A, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,500	1,500
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,400	6,400
Series 2006 A, 0.25% 11/13/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.) Series A, 0.4% tender 11/3/09, LOC U.S. Bank NA, Minnesota, CP mode	3,300	3,300
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.2%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	17,745	17,745
(Lutheran College Proj.) 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000	15,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,360	14,360
Wisconsin Trans. Rev.:
Participating VRDN Series Putters 299, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	895	895
Series 2006 A, 0.38% 2/16/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,000	13,000
		100,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	$ 2,730	$ 2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	6,400	6,400
		9,130
	Shares
Other - 3.4%
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c)	239,294,000	239,294
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,950,428)		6,950,428
NET OTHER ASSETS - 0.2%		17,057
NET ASSETS - 100%		$ 6,967,485
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 472
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,711,134)	$ 6,711,134
Fidelity Central Funds (cost $239,294)	239,294
Total Investments (cost $6,950,428)		$ 6,950,428
Cash		1,380
Receivable for investments sold		21,900
Receivable for fund shares sold		102,240
Interest receivable		10,145
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		34
Receivable from investment adviser for expense reductions		31
Other affiliated receivables		1,053
Other receivables		27
Total assets		7,087,276

Liabilities
Payable for investments purchased	$ 27,300
Payable for fund shares redeemed	85,497
Distributions payable	1
Accrued management fee	1,476
Distribution fees payable	324
Other affiliated payables	5,098
Other payables and accrued expenses	95
Total liabilities		119,791

Net Assets		$ 6,967,485
Net Assets consist of:
Paid in capital		$ 6,967,337
Accumulated undistributed net realized gain (loss) on investments		148
Net Assets		$ 6,967,485
Daily Money Class: Net Asset Value, offering price and redemption price per share ($597,093 ÷ 596,501 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($452,422 ÷ 451,990 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($5,917,970 ÷ 5,914,847 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Interest		$ 49,893
Income from Fidelity Central Funds		472
Total income		50,365

Expenses
Management fee	$ 19,492
Transfer agent fees	15,599
Distribution fees	4,640
Accounting fees and expenses	647
Custodian fees and expenses	123
Independent trustees' compensation	29
Registration fees	535
Audit	59
Legal	22
Money Market Guarantee Program fee	2,908
Miscellaneous	292
Total expenses before reductions	44,346
Expense reductions	(6,328)	38,018
Net investment income		12,347
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		466
Net increase in net assets resulting from operations		$ 12,813

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,347	$ 148,134
Net realized gain (loss)	466	1,657
Net increase in net assets resulting from operations	12,813	149,791
Distributions to shareholders from net investment income	(12,344)	(148,140)
Distributions to shareholders from net realized gain	-	(61)
Total distributions	(12,344)	(148,201)
Share transactions - net increase (decrease)	(1,398,820)	2,616,032
Total increase (decrease) in net assets	(1,398,351)	2,617,622

Net Assets
Beginning of period	8,365,836	5,748,214
End of period	$ 6,967,485	$ 8,365,836

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.019	.030	.027	.016
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.019	.030	.027	.016
Distributions from net investment income	(.001)	(.019)	(.030)	(.027)	(.016)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.001)	(.019)	(.030)	(.027)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.06%	1.87%	3.07%	2.72%	1.58%
Ratios to Average Net Assets B, C
Expenses before reductions	.76%	.73%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.60%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.59%	.61%	.54%	.54%	.61%
Net investment income	.05%	1.81%	3.03%	2.70%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 597	$ 922	$ 895	$ 617	$ 575

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.016	.028	.024	.013
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	-	.016	.028	.024	.013
Distributions from net investment income	- D	(.016)	(.028)	(.024)	(.013)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	-	(.016)	(.028)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	1.62%	2.81%	2.46%	1.33%
Ratios to Average Net Assets B, C
Expenses before reductions	1.01%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.63%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.63%	.86%	.82%	.79%	.86%
Net investment income	.02%	1.56%	2.74%	2.45%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 452	$ 660	$ 508	$ 519	$ 524

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.021	.033	.029	.018
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.002	.021	.033	.029	.018
Distributions from net investment income	(.002)	(.021)	(.033)	(.029)	(.018)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.002)	(.021)	(.033)	(.029)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.18%	2.13%	3.32%	2.97%	1.84%
Ratios to Average Net Assets B, C
Expenses before reductions	.51%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46%	.36%	.29%	.29%	.36%
Net investment income	.18%	2.06%	3.28%	2.95%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 5,918	$ 6,784	$ 4,346	$ 2,661	$ 1,856

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. Effective the close of business on December 23, 2008, Treasury was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Funds participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. In 2008, the Funds paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. Prime and Tax-Exempt participated in the extension of the Program through September 18, 2009 for an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008. The expense was borne by the Funds without regard to any expense limitation in effect for the Funds.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury	$ 4,503,024	$ -	$ -	$ -
Prime	21,949,682	-	-	-
Tax-Exempt	6,950,428	-	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward
Treasury	$ -	$ 91	$ -	$ -
Prime	-	905	232	-
Tax-Exempt	170	-	-	-

The tax character of distributions paid was as follows:

October 31, 2009
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 1,025	$ -	$ 1,025
Prime	-	116,518	-	116,518
Tax-Exempt	12,344	-	-	12,344
October 31, 2008
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 71,045	$ -	$ 71,045
Prime	-	603,152	-	603,152
Tax-Exempt	148,140	-	61	148,201

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total distribution and service fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees *	Retained by FDC
Daily Money Class	-%	.25%	$ 8,625	$ -
Capital Reserves Class	.25%	.25%	11,006	-
Advisor B Class	.75%	.25%	909	22
Advisor C Class	.75%	.25%	2,039	4
			$ 22,579	$ 26
Prime
Daily Money Class	-%	.25%	$ 26,758	$ 1,701
Capital Reserves Class	.25%	.25%	68,688	1,434
			$ 95,446	$ 3,135
Tax-Exempt
Daily Money Class	-%	.25%	$ 1,816	$ -
Capital Reserves Class	.25%	.25%	2,824	-
			$ 4,640	$ -

* During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC

Treasury
Daily Money Class	$ 4
Advisor B Class*	$ 504
Advisor C Class*	$ 75
Prime
Daily Money Class	$ 34
Tax-Exempt
Daily Money Class	$ 14

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury - Daily Money Class	$ 6,929
Treasury - Capital Reserves Class	4,404
Treasury - Advisor B Class	185
Treasury - Advisor C Class	412
$ 11,930
Prime - Daily Money Class	$ 21,471
Prime - Capital Reserves Class	27,478
$ 48,949
Tax-Exempt - Daily Money Class	$ 1,453
Tax-Exempt - Capital Reserves Class	1,130
Tax-Exempt - Fidelity Tax-Free Money Market Fund	13,016
$ 15,599

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser

Treasury
Daily Money Class	.70%*	$ 217
Capital Reserves Class	.95%*	154
Advisor B Class	1.45%*	6
Advisor C Class	1.45%*	14
Prime
Daily Money Class	.70%	$ 3,909
Capital Reserves Class	.95%	4,946
Tax-Exempt
Daily Money Class	.70%	$ 162
Capital Reserves Class	.95%	126
Fidelity Tax-Free Money Market Fund	.45%	1,426

* Effective December 23, 2008 expense limitations were discontinued for Treasury.

Annual Report

6. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury
Daily Money Class	$ 9,139
Capital Reserves Class	11,251
Advisor B Class	928
Advisor C Class	2,056
Prime
Daily Money Class	$ 3,826
Capital Reserves Class	16,176
Tax-Exempt
Daily Money Class	$ 1,008
Capital Reserves Class	1,995
Fidelity Tax-Free Money Market Fund	1,309

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury	$ 5	$	$ -
Daily Money Class		-
Capital Reserves Class		-
Advisor B Class		-
Advisor C Class		-
Prime	5		-
Daily Money Class		-
Capital Reserves Class		-
Tax-Exempt	59		121
Daily Money Class		11
Capital Reserves Class		8
Fidelity Tax-Free Money Market Fund		103

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Treasury - Daily Money Class	$ 595	$ 38,988
Treasury - Capital Reserves Class	380	29,710
Treasury - Advisor B Class	15	690
Treasury - Advisor C Class	35	1,657
Total	$ 1,025	$ 71,045
Prime - Daily Money Class	$ 59,806	$ 278,848
Prime - Capital Reserves Class	56,712	324,304
Total	$ 116,518	$ 603,152
Tax-Exempt - Daily Money Class	$ 489	$ 18,517
Tax-Exempt - Capital Reserves Class	144	9,361
Tax-Exempt - Fidelity Tax-Free Money Market Fund	11,711	120,262
Total	$ 12,344	$ 148,140
From net realized gain
Tax-Exempt - Daily Money Class	$ -	$ 9
Tax-Exempt - Capital Reserves Class	-	5
Tax-Exempt - Fidelity Tax-Free Money Market Fund	-	47
Total	$ -	$ 61

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2009	2008
Treasury - Daily Money Class Shares sold	11,746,758	11,518,248
Reinvestment of distributions	565	36,996
Shares redeemed	(13,229,318)	(9,250,256)
Net increase (decrease)	(1,481,995)	2,304,988
Treasury - Capital Reserves Class Shares sold	5,319,725	8,864,137
Reinvestment of distributions	358	28,273
Shares redeemed	(6,711,935)	(7,686,308)
Net increase (decrease)	(1,391,852)	1,206,102
Treasury - Advisor B Class Shares sold	52,307	101,358
Reinvestment of distributions	14	630
Shares redeemed	(78,799)	(62,724)
Net increase (decrease)	(26,478)	39,264

Annual Report

8. Share Transactions - continued

Years ended October 31,	2009	2008
Treasury - Advisor C Class Shares sold	141,292	328,217
Reinvestment of distributions	33	1,574
Shares redeemed	(264,891)	(193,171)
Net increase (decrease)	(123,566)	136,620
Prime - Daily Money Class Shares sold	33,048,847	39,259,454
Reinvestment of distributions	58,112	269,860
Shares redeemed	(32,877,028)	(38,434,605)
Net increase (decrease)	229,931	1,094,709
Prime - Capital Reserves Class Shares sold	46,283,073	53,579,376
Reinvestment of distributions	55,453	316,355
Shares redeemed	(47,931,493)	(51,384,615)
Net increase (decrease)	(1,592,967)	2,511,116
Tax-Exempt - Daily Money Class Shares sold	2,039,299	4,722,950
Reinvestment of distributions	462	17,544
Shares redeemed	(2,364,538)	(4,713,557)
Net increase (decrease)	(324,777)	26,937
Tax-Exempt - Capital Reserves Class Shares sold	1,725,288	2,765,940
Reinvestment of distributions	138	9,134
Shares redeemed	(1,932,947)	(2,622,724)
Net increase (decrease)	(207,521)	152,350
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	23,611,925	30,749,743
Reinvestment of distributions	11,539	118,196
Shares redeemed	(24,489,986)	(28,431,194)
Net increase (decrease)	(866,522)	2,436,745

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, Tax-Exempt Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 10, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as President, Money Market Group Leader of FMR (2009-present), and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Senior Vice President, Money Market Group of FMR (2004-2009), Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Treasury Fund
Daily Money Class	11/30/09	11/27/09	$0.00003
Capital Reserves Class	11/30/09	11/27/09	$0.00003
Advisor B Class	11/30/09	11/27/09	$0.00003
Advisor C Class	11/30/09	11/27/09	$0.00003
Prime Fund
Daily Money Class	11/30/09	11/27/09	$0.00006
Capital Reserves Class	11/30/09	11/27/09	$0.00006

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Prime Fund	$232,169
Tax-Exempt Fund	$190,487

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following fund were subject to the federal alternative minimum tax:

Tax-Exempt Fund	0%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	78.33%
Prime Fund	10.74%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to October 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$468,389
Prime Fund	$51,864,790

The funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,522,332,216.85	94.660
Withheld	819,294,377.32	5.340
TOTAL	15,341,626,594.17	100.000
Albert R. Gamper, Jr.
Affirmative	14,534,498,647.30	94.739
Withheld	807,127,946.87	5.261
TOTAL	15,341,626,594.17	100.000
Abigail P. Johnson
Affirmative	14,549,620,733.71	94.838
Withheld	792,005,860.46	5.162
TOTAL	15,341,626,594.17	100.000
Arthur E. Johnson
Affirmative	14,557,384,097.47	94.888
Withheld	784,242,496.70	5.112
TOTAL	15,341,626,594.17	100.000
Michael E. Kenneally
Affirmative	14,580,018,836.16	95.036
Withheld	761,607,758.01	4.964
TOTAL	15,341,626,594.17	100.000
James H. Keyes
Affirmative	14,551,058,363.81	94.847
Withheld	790,568,230.36	5.153
TOTAL	15,341,626,594.17	100.000
Marie L. Knowles
Affirmative	14,569,795,941.99	94.969
Withheld	771,830,652.18	5.031
TOTAL	15,341,626,594.17	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	14,514,833,058.38	94.611
Withheld	826,793,535.79	5.389
TOTAL	15,341,626,594.17	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue each fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods.

For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Daily Money Class and Advisor B Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Daily Money Class and Advisor B Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Daily Money Class and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Annual Report

Prime Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance during 2009.

Tax-Exempt Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Tax-Free Money Market Fund (retail class) was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG% of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Treasury Fund

Prime Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2008.

Annual Report

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2008.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of Treasury Fund ranked below its competitive median for 2008 and the total expenses of Capital Reserves Class of each of Prime Fund and Tax-Exempt Fund ranked above its competitive median for 2008.

Advisor B Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2008.

Advisor C Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expenses of the class ranked above its competitive median for 2008.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and management fees to maintain a minimum yield for certain classes of each fund.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-ANN-1209
1.538749.112

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Daily Money Class	.48%
Actual		$ 1,000.00	$ 1,000.10	$ 2.42**
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45**
Capital Reserves Class	.48%
Actual		$ 1,000.00	$ 1,000.10	$ 2.42**
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45**
Fidelity Tax-Free Money Market Fund	.44%
Actual		$ 1,000.00	$ 1,000.30	$ 2.22**
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Daily Money Class	.73%
Actual		$ 3.68
HypotheticalA		$ 3.72
Capital Reserves Class	.98%
Actual		$ 4.93
HypotheticalA		$ 4.99
Fidelity Tax-Free Money Market Fund	.48%
Actual		$ 2.42
HypotheticalA		$ 2.45

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/09	% of fund's investments 4/30/09	% of fund's investments 10/31/08
0 - 30	81.5	77.5	73.0
31 - 90	6.3	8.2	9.2
91 - 180	5.3	8.7	6.6
181 - 397	6.9	5.6	11.2
Weighted Average Maturity
	10/31/09	4/30/09	10/31/08
Tax-Exempt Fund	34 Days	35 Days	37 Days
All Tax-Free Money Market Funds Average *	32 Days	24 Days	29 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2009	As of April 30, 2009
Variable Rate Demand Notes (VRDNs) 74.0%	Variable Rate Demand Notes (VRDNs) 73.0%
Commercial Paper (including CP Mode) 7.8%	Commercial Paper (including CP Mode) 8.4%
Tender Bonds 1.1%	Tender Bonds 0.8%
Municipal Notes 10.4%	Municipal Notes 12.1%
Fidelity Tax-Free Cash Central Fund 3.4%	Fidelity Tax-Free Cash Central Fund 1.8%
Other Investments 3.1%	Other Investments 2.9%
Net Other Assets 0.2%	Net Other Assets 1.0%

* Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.22%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 17,165	$ 17,165
Series 1999 B, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,700	1,700
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.25%, VRDN (a)	18,250	18,250
		37,115
Alaska - 0.5%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,220	12,220
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.29%, VRDN (a)	19,000	19,000
		31,220
Arizona - 2.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.19%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	11,500	11,500
Series 2008 C, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	31,610	31,610
Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	14,600	14,600
(Catholic Healthcare West Proj.):
Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	8,000	8,000
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	12,600	12,600
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	4,290	4,363
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.19%, LOC Wachovia Bank NA, VRDN (a)	14,500	14,500
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 0.23%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,300	4,300
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series EGL 06 0141, 0.21% (Liquidity Facility Citibank NA) (a)(d)	$ 16,500	$ 16,500
Series EGL 06 14 Class A, 0.21% (Liquidity Facility Citibank NA) (a)(d)	11,200	11,200
Series EGL 07 0012, 0.21% (Liquidity Facility Citibank NA) (a)(d)	13,850	13,850
Series Putters 3242, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,200	4,200
Series ROC II R 10362, 0.21% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		181,973
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,900	4,900
California - 3.5%
California Econ. Recovery Series 2004 C11, 0.16%, LOC BNP Paribas SA, VRDN (a)	12,085	12,085
California Gen. Oblig. Series 2003 B1, 0.2%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	11,400	11,400
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 B, 0.21%, LOC Bank of America NA, VRDN (a)	3,725	3,725
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.2%, LOC Bank of America NA, VRDN (a)	17,500	17,500
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,500	3,500
Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	5,400	5,400
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	90,100	91,103
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	27,400	27,582
2.5% 4/28/10	39,500	39,893
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.2%, LOC Societe Generale, VRDN (a)	$ 3,100	$ 3,100
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,800	17,990
		246,078
Colorado - 3.9%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,165	15,165
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	9,860	9,860
Series BA 08 1090, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	36,950	36,950
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.23% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,465	24,465
0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,400	8,400
Series 2004 B1, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,200	3,200
Series 2004 B2, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,200	9,200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.24% (Liquidity Facility Citibank NA) (a)(d)	17,575	17,575
Series EGL 07 0040, 0.24% (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.16%, VRDN (a)	67,750	67,750
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,000	7,000
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.77%, LOC Compass Bank, VRDN (a)	23,870	23,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	$ 9,400	$ 9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.22%, LOC Wachovia Bank NA, VRDN (a)	7,400	7,400
		267,975
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.25% tender 11/17/09, CP mode	3,000	3,000
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,500	17,630
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.21% (Liquidity Facility Citibank NA) (a)(d)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.24%, LOC Bank of America NA, VRDN (a)	2,500	2,500
(Masonicare Corp. Proj.) Series C, 0.21%, LOC Wachovia Bank NA, VRDN (a)	6,800	6,800
(Yale-New Haven Hosp. Proj.) Series K1, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	4,675	4,675
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.2%, LOC HSBC Bank USA, NA, VRDN (a)	4,570	4,570
Series 2009 A2, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	24,000	24,000
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	21,300	21,545
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	5,790	5,834
		113,454
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.4%, VRDN (a)	3,500	3,500
Series 1999 A, 0.4%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 2.4%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	30,680	30,680
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	8,000	8,000
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.27%, LOC Wachovia Bank NA, VRDN (a)	12,145	12,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(George Washington Univ. Proj.) Series 1999 C, 0.22%, LOC Bank of America NA, VRDN (a)	$ 9,025	$ 9,025
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.2%, LOC Wachovia Bank NA, VRDN (a)	11,075	11,075
Series 1998 A Tranche II, 0.24%, LOC Bank of America NA, VRDN (a)	15,200	15,200
Series 1998 A Tranche III, 0.24%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(The AARP Foundation Proj.) Series 2004, 0.26%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Pew Charitable Trust Proj.) Series 2008 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,500	31,500
(The Phillips Collection Issue Proj.) Series 2003, 0.26%, LOC Bank of America NA, VRDN (a)	5,300	5,300
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.26%, LOC Bank of America NA, VRDN (a)	25,960	25,960
(Georgetown Univ. Proj.):
Series 2007 C2, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	6,925	6,925
Series 2009 C, 0.17%, LOC TD Banknorth, NA, VRDN (a)	4,500	4,500
		165,260
Florida - 9.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.35% tender 12/3/09, LOC Bank of America NA, CP mode	13,800	13,800
Brevard County School Board RAN 1.5% 4/23/10	19,000	19,088
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.24%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 A, 2.5% 6/1/10	8,720	8,821
Participating VRDN:
Series BBT 08 16, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,815	10,815
Series EGL 07 0049, 0.21% (Liquidity Facility Citibank NA) (a)(d)	29,585	29,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Participating VRDN:
Series MS 3059, 0.23% (Liquidity Facility Morgan Stanley) (a)(d)	$ 5,615	$ 5,615
Series Putters 3251, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,270	2,270
Florida Dept. of Trans. Rev. Bonds Series 2007, 4.5% 7/1/10	2,340	2,400
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/10	6,560	6,751
Participating VRDN Series Putters 2539, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.24% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.24%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.24%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,435	9,435
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 2% 1/15/10	8,395	8,418
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,725	12,725
Gainesville Utils. Sys. Rev. Series 2008 B, 0.2% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,965	12,965
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (a)	5,700	5,707
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 C, 0.2%, VRDN (a)	8,000	8,000
Series 2007 A1, 0.21%, VRDN (a)	35,100	35,100
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	6,730	6,730
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series F, 0.33% tender 12/9/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Series Three 2009 A, 4% 10/1/10	5,460	5,634
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.21%, LOC Wachovia Bank NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.): - continued
Series 2007 B, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,400	$ 5,400
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.28% tender 11/12/09, CP mode	16,700	16,700
Series 1994, 0.28% tender 11/6/09, CP mode	6,000	6,000
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.26%, LOC Bank of America NA, VRDN (a)	3,105	3,105
Miami-Dade County School District RAN Series 2009, 1.5% 1/28/10	86,500	86,667
North Broward Hosp. District Rev. Series 2005 A:
0.17%, LOC Wachovia Bank NA, VRDN (a)	17,200	17,200
0.17%, LOC Wachovia Bank NA, VRDN (a)	8,100	8,100
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 C2, 0.2%, VRDN (a)	4,100	4,100
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.28%, LOC Bank of America NA, VRDN (a)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.25%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.16% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	32,500	32,500
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	14,500	14,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.4%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.22%, LOC Commerce Bank NA, VRDN (a)	13,400	13,400
(Planned Parenthood Proj.) Series 2002, 0.4%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.22%, LOC Northern Trust Co., Chicago, VRDN (a)	7,850	7,850
Palm Beach County School District RAN Series 2009, 0.85% 3/10/10	26,935	26,935
Panama City Beach Participating VRDN Series Solar 2006 129, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,010	9,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.22%, LOC Bank of America NA, VRDN (a)	$ 14,100	$ 14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.22%, LOC Wachovia Bank NA, VRDN (a)	8,875	8,875
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.21%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.22%, LOC Wachovia Bank NA, VRDN (a)	11,690	11,690
Series 2005 A2, 0.22%, LOC Wachovia Bank NA, VRDN (a)	6,500	6,500
Series 2005 B2, 0.22%, LOC Wachovia Bank NA, VRDN (a)	9,515	9,515
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	3,300	3,300
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	3,740	3,740
Seminole County School District TAN Series 2009, 1.75% 9/23/10	18,000	18,202
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	14,525	14,525
Series Putters 2473, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,035	1,035
Series Putters 3290, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
		644,128
Georgia - 3.8%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.22%, LOC Wachovia Bank NA, VRDN (a)	10,900	10,900
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.22%, VRDN (a)	8,200	8,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.33% tender 12/9/09, CP mode	23,000	23,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.25%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.2%, LOC Fannie Mae, VRDN (a)	$ 11,450	$ 11,450
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.26%, LOC Bank of America NA, VRDN (a)	7,500	7,500
DeKalb County School District Bonds Series 2007, 5% 2/1/10	2,675	2,704
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.26%, LOC Bank of America NA, VRDN (a)	8,600	8,600
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.23%, LOC Bank of Scotland PLC, VRDN (a)	6,600	6,600
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	16,000	16,000
Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	16,300	16,300
Series 2008 F, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	16,800	16,800
Series 2008 G, 0.35%, LOC Bayerische Landesbank, VRDN (a)	13,700	13,700
Series 2008 H, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	25,500	25,500
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	9,995	9,995
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	4,500	4,505
Series E, 3% 12/16/09	6,700	6,708
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 2009, 0.22%, VRDN (a)	6,400	6,400
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.3%, LOC Bayerische Landesbank, VRDN (a)	23,000	23,000
BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,800	9,820
(Plant Vogtle Additional Units PPA-2 Proj.) Series 2009 A, 2% 6/21/10	12,755	12,877
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.2%, LOC Fannie Mae, VRDN (a)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	$ 4,000	$ 4,000
Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,300	4,300
		261,059
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.2%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 153, 0.21% (Liquidity Facility Citibank NA) (a)(d)	6,695	6,695
		16,695
Illinois - 4.6%
Chicago Board of Ed. Series 2009 A1, 0.23%, LOC Harris NA, VRDN (a)	5,000	5,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 08 60, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,385	4,385
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.2%, LOC Harris NA, VRDN (a)	4,000	4,000
Series 2008 C3, 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	20,000	20,000
Series 2004 A2, 0.25%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	5,000	5,000
Series 2004 A3, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,450	8,450
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,003
DuPage County Rev. (Morton Arboretum Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.21%, LOC Harris NA, VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	$ 7,010	$ 7,010
(ACI Cultural Pooled Fing. Prog.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,100	6,100
(Elmhurst College Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	4,165	4,165
Series EGL 06 118, Class A, 0.21% (Liquidity Facility Citibank NA) (a)(d)	9,450	9,450
Series Putters 3288Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	7,175	7,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	23,865	23,865
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.24%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.23%, LOC Northern Trust Co., Chicago, VRDN (a)	3,600	3,600
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,580	6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,500	6,500
Series 2009 B2, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	3,500	3,500
(The Carle Foundation Proj.) Series 2009 C, 0.14%, LOC Northern Trust Co., Chicago, VRDN (a)	1,800	1,800
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.24%, LOC Bank of America NA, VRDN (a)	6,475	6,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.): - continued
Series 2003 B, 0.24%, LOC Bank of America NA, VRDN (a)	$ 22,545	$ 22,545
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,455	3,455
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.42%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,350	10,350
Univ. of Illinois Rev.:
Participating VRDN Series EGL 06 124, 0.24% (Liquidity Facility Citibank NA) (a)(d)	18,600	18,600
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		317,358
Indiana - 1.9%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	18,280	18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
(Hanover College Proj.) Series 2004 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	2,435	2,435
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.22%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 G, 0.19%, LOC Bank of New York, New York, VRDN (a)	5,250	5,250
Series 2008 J, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Indiana Fin. Auth. Hosp. Rev.:
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,415	4,415
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev.: - continued
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	$ 10,655	$ 10,655
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 0.2%, VRDN (a)	9,800	9,800
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	3,205	3,205
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.26%, LOC Bank of America NA, VRDN (a)	10,045	10,045
Series 2006, 0.26%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
		129,985
Iowa - 0.4%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	6,430	6,430
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.19%, VRDN (a)	17,000	17,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	7,300	7,300
		30,730
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 B2, 0.19% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	14,430	14,430
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		20,430
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	18,210	18,210
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Series 2009 A1, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Louisiana Gen. Oblig. Series 2008 A, 0.18%, LOC BNP Paribas SA, VRDN (a)	37,500	37,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	$ 12,375	$ 12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B1, 0.2%, LOC Bank of New York, New York, VRDN (a)	5,000	5,000
		111,875
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,975	7,975
Maryland - 3.3%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.16% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	13,770	13,770
Baltimore County Gen. Oblig. Series 2002 D, 0.35% 12/16/09 (Liquidity Facility BNP Paribas SA), CP	25,900	25,900
Howard County Gen. Oblig. 0.35% 12/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,025	11,025
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.17%, VRDN (a)	24,000	24,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,840	3,840
(Adventist Healthcare Proj.) Series 2005 A, 0.22%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.21%, LOC Bank of America NA, VRDN (a)	6,115	6,115
Series 2007 C, 0.23%, LOC Bank of America NA, VRDN (a)	45,215	45,215
Series 2007 D, 0.22%, LOC Wachovia Bank NA, VRDN (a)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.8%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 14,200	$ 14,200
Series 2008 C, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.2%, LOC Bank of America NA, VRDN (a)	18,750	18,750
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,570	10,570
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.26%, LOC Bank of America NA, VRDN (a)	3,730	3,730
Montgomery County Gen. Oblig. Series 2006 A, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,600	2,600
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,965	7,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.18%, LOC Fannie Mae, VRDN (a)	6,290	6,290
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.22%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		232,140
Massachusetts - 1.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,070	12,070
Massachusetts Gen. Oblig.:
Series 2001 B, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,200	12,200
Series 2006 A, 0.26% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	26,630	26,630
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10416, 0.21% (Liquidity Facility Citibank NA) (a)(d)	7,750	7,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series EGL 07 0031, 0.21% (Liquidity Facility Citibank NA) (a)(d)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A, 0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	$ 20,800	$ 20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	2,615	2,615
		95,065
Michigan - 2.2%
Eastern Michigan Univ. Revs. Series 2009 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	5,795	5,795
Grand Valley Michigan State Univ. Rev. Series 2005, 0.19%, LOC Nat'l. City Bank Cleveland, VRDN (a)	9,840	9,840
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	11,300	11,300
Series 5, 0.55% 11/5/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.2%, VRDN (a)	11,500	11,500
Series 2008 B4, 0.2%, VRDN (a)	8,600	8,600
(Henry Ford Health Sys. Proj.):
Series 2006 C, 0.67%, LOC RBS Citizens NA, VRDN (a)	8,500	8,500
Series 2007, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	300	300
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.36%, LOC Banco Santander SA, VRDN (a)	6,200	6,200
Michigan Muni. Bond Auth. Rev. Participating VRDN Series Putters 3263, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	825	825
Michigan State Univ. Revs. 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,000	15,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.19%, LOC Bank of America NA, VRDN (a)	75,000	75,000
		155,020
Minnesota - 1.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.24%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,125	$ 7,125
Series 2007 C2, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	9,975	9,975
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 C, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	17,300	17,300
Series 2008 D, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	4,800	4,800
Minnesota Gen. Oblig.:
Bonds 5% 11/1/09	5,000	5,000
Participating VRDN Series Putters 3265, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,990	3,990
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.28%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Series 2008 A3, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	15,210	15,210
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,625	6,625
St. Louis Park Gen. Oblig. (Park Nicollet Health Svcs. Proj.) Series 2008 B1, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	8,500	8,500
		91,075
Mississippi - 1.0%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.26%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	24,100	24,100
		69,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	$ 8,400	$ 8,400
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	10,000	10,101
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.22%, LOC Bank of America NA, VRDN (a)	18,700	18,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, 0.23%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,000	9,000
		48,801
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.22% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,100	16,100
Lincoln Elec. Sys. Rev. Series 2005, 0.28% 11/5/09, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,970	10,970
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	1,000	1,010
Participating VRDN Series BBT 2060, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	23,060	23,060
		79,140
Nevada - 2.5%
Clark County Arpt. Rev.:
Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.35%, LOC Bayerische Landesbank, VRDN (a)	39,115	39,115
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.2% (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series 2008 A:
0.35% 11/6/09, LOC Bank of America NA, CP	15,000	15,000
0.38% 2/2/10, LOC BNP Paribas SA, CP	3,600	3,600
0.4% 12/9/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
Series 2008 B, 0.43% 12/10/09, LOC Bank of America NA, CP	$ 8,900	$ 8,900
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,085	6,085
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.4% 12/7/09, LOC Bank of Nova Scotia, New York Agcy., LOC Fortis Banque SA, CP	16,000	16,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,055	5,055
Nevada Hwy. Impt. Rev. Bonds Series 2003, 5% 12/1/09	5,805	5,823
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
Series 2009 B, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	5,970	5,970
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.2% (Liquidity Facility Societe Generale) (a)(d)	24,755	24,755
		177,203
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.26%, LOC Bank of America NA, VRDN (a)	6,665	6,665
(Univ. Sys. of New Hampshire Proj.) Series 2005 A1, 0.2%, VRDN (a)	2,800	2,800
		9,465
New Jersey - 1.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	14,935	14,935
Series 2008 V3, 0.17%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	8,240	8,240
Series 2008 V5, 0.26%, LOC Wachovia Bank NA, VRDN (a)	17,800	17,800
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	56,400	57,112
Union County Gen. Oblig. BAN 1.75% 7/1/10	11,500	11,590
		109,677
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.6%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 6,200	$ 6,200
Series 2008 B1, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	32,940	32,940
		39,140
New York - 5.2%
New York City Gen. Oblig.:
Series 2003 C3, 0.2%, LOC BNP Paribas SA, VRDN (a)	8,050	8,050
Series 2006 I4, 0.23%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J10, 0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)	30,000	30,000
Series 2008 J5, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,000	4,000
New York City Health & Hosp. Corp. Rev. Series 2008 B, 0.2%, LOC TD Banknorth, NA, VRDN (a)	10,870	10,870
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.5%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 Washington Street Proj.) Series 2005 A, 0.17%, LOC Fannie Mae, VRDN (a)	16,000	16,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.2% (Liquidity Facility Citibank NA) (a)(d)	6,105	6,105
Series 2001 F1, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,510	7,510
Series 2003 F2, 0.2% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	14,220	14,220
Series 2008 B4, 0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)	37,525	37,525
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 12106, 0.2% (Liquidity Facility Citibank NA) (a)(d)	4,585	4,585
New York Dorm. Auth. Revs.:
Bonds (Mental Health Svcs. Facilities Proj.) Series 2009 A1, 1.5% 2/15/10	35,695	35,792
Participating VRDN Series EGL 06 47 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(d)	13,500	13,500
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	31,800	31,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev. (Taconic West 17th St. Proj.) Series 2009 A, 0.2%, LOC Fannie Mae, VRDN (a)	$ 15,000	$ 15,000
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	21,000	21,055
Series A, 0.33% 12/4/09, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.35% 11/3/09, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Urban Dev. Corp. Rev.:
Bonds Series 2009 A1, 2% 12/15/09	18,295	18,324
Series 2008 A1, 0.2%, LOC Wachovia Bank NA, VRDN (a)	20,000	20,000
Series 2008 A5, 0.2%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
		362,736
North Carolina - 4.1%
Board of Governors of the Univ. of North Carolina Series D, 0.27% 12/7/09, CP	6,150	6,150
Charlotte Gen. Oblig. Series 2007, 0.3% (Liquidity Facility KBC Bank NV), VRDN (a)	4,800	4,800
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,160	6,160
Series 2002 B, 0.22% (Liquidity Facility Wachovia Bank NA), VRDN (a)	17,200	17,200
Series 2004, 0.35% 11/12/09 (Liquidity Facility Wachovia Bank NA), CP	3,270	3,270
Series 2006 B, 0.22% (Liquidity Facility Wachovia Bank NA), VRDN (a)	15,000	15,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.26% (Liquidity Facility Bank of America NA), VRDN (a)	6,620	6,620
Guilford County Gen. Oblig. Series 2007 B, 0.25% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	7,000	7,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.2%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,400	4,400
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	6,875	6,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	10,385	10,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.25%, LOC Bank of America NA, VRDN (a)	$ 7,500	$ 7,500
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.21% (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series EGL 07 0015, 0.21% (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series Putters 3331, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.):
Series 1987 A, 0.2%, VRDN (a)	2,700	2,700
Series 1991 B, 0.2%, VRDN (a)	2,200	2,200
(Providence Day School Proj.) Series 1999, 0.26%, LOC Bank of America NA, VRDN (a)	9,940	9,940
North Carolina Gen. Oblig.:
Series 2002 C, 0.21% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	6,200	6,200
Series 2002 D, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
Series 2002 E, 0.2% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	21,085	21,085
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.26%, LOC Bank of America NA, VRDN (a)	4,800	4,800
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.22%, LOC Bank of America NA, VRDN (a)	2,745	2,745
(Wake Forest Univ. Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (a)	5,810	5,810
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.19%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.19%, LOC Bank of America NA, VRDN (a)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	7,800	7,800
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN: - continued
Series BBT 08 19, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 25,760	$ 25,760
Series EGL 05 3014 Class A, 0.21% (Liquidity Facility Citibank NA) (a)(d)	7,700	7,700
Wake County Gen. Oblig.:
Bonds:
Series 2009 B, 5% 3/1/10	8,000	8,117
Series 2009 C, 4% 3/1/10	7,575	7,661
Series 2003 C, 0.24% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
Series 2007 A, 0.24% (Liquidity Facility Bank of America NA), VRDN (a)	1,100	1,100
Series 2007 B, 0.24%, VRDN (a)	3,000	3,000
		288,348
Ohio - 3.1%
Akron Bath Copley Hosp. District Rev. Series B, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	5,295	5,295
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	13,800	13,800
American Muni. Pwr. Series 2009 A, 0.38% 12/8/09, LOC JPMorgan Chase Bank, CP	2,792	2,792
Franklin County Hosp. Rev. (Trinity Health Sys. Proj.) Series 1995, 0.17%, VRDN (a)	6,400	6,400
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	3,395	3,395
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	7,860	7,860
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	6,150	6,230
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	6,300	6,354
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	7,115	7,115
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.5%, VRDN (a)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 A, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 3,000	$ 3,000
Series 2009 B, 0.27%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,500	2,500
Ohio Gen. Oblig.:
Bonds (Higher Ed. Cap. Facilities Proj.) Series 2002 II A, 5.5% 12/1/09	4,000	4,016
Participating VRDN:
Series BBT 3, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,735	5,735
Series Putters 02 306, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,375	3,375
(Infrastructure Impt. Proj.) Series 2003 B, 0.24%, VRDN (a)	2,900	2,900
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/10	2,510	2,580
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.4% tender 2/17/10, CP mode	10,000	10,000
(Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 0.67%, LOC RBS Citizens NA, VRDN (a)	16,000	16,000
Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	23,900	23,900
Series 2008 D, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	10,525	10,525
Ohio State Univ. Gen. Oblig. Series 2008 I:
0.43% 2/2/10, CP	10,000	10,000
0.43% 2/3/10, CP	25,000	25,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.2%, LOC Barclays Bank PLC, VRDN (a)	1,600	1,600
		213,172
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.25%, LOC KBC Bank NV, VRDN (a)	15,830	15,830
Univ. Hospitals Trust Rev. Series 2005 A, 0.26%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		26,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 2.1%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.5%, LOC Bank of Scotland PLC, VRDN (a)	$ 21,700	$ 21,700
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
(PeaceHealth Proj.):
Series 2008 A, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	25,830	25,830
Series 2008 B, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,940	9,940
Series 2008 D, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.22%, LOC Bank of America NA, VRDN (a)	29,000	29,000
Series 2009 A2, 0.21%, LOC Bank of America NA, VRDN (a)	13,485	13,485
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	14,000	14,183
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		146,638
Pennsylvania - 4.9%
Allegheny County Series C58A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	22,095	22,095
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 1%, LOC Citizens Bank of Pennsylvania, VRDN (a)	26,585	26,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300	4,300
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.22%, LOC Citibank NA, VRDN (a)	4,000	4,000
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	5,825	5,825
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.82%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,300	9,300
Chester County Indl. Dev. Auth. Student Hsg. Rev. Bonds Series 2008 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.17%, VRDN (a)	$ 10,700	$ 10,700
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G, 0.2%, VRDN (a)	1,235	1,235
Series 1997 G, 0.2% (Liquidity Facility Gen. Elec. Cap. Corp.), VRDN (a)	4,130	4,130
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.22% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Bonds Second Series 2005, 5.25% 1/1/10	1,200	1,209
Participating VRDN:
Series Putters 3250, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,955	2,955
Series ROC II R 11505, 0.21% (Liquidity Facility Citibank NA) (a)(d)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.26%, LOC UniCredit SpA, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	6,840	6,840
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (a)	18,070	18,070
(King's College Proj.) Series 2001 H6, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,525	3,525
(Marywood Univ. Proj.) Series 2005 A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,140	3,140
(Philadelphia Univ. Proj.) Series 2009, 0.22%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
(St. Joseph's Univ. Proj.):
Series 2008 B, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,000	12,000
Series 2008 C, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,100	3,100
(Thomas Jefferson Univ. Proj.) Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.25%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2008 B4, 0.23%, LOC Bank of America NA, VRDN (a)	$ 10,000	$ 10,000
Series 2008 B5, 0.23%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series D, 0.19%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Eighth Series E, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	16,000	16,000
Philadelphia School District:
Series 2008 A1, 0.19%, LOC Bank of America NA, VRDN (a)	19,200	19,200
Series 2008 A3, 0.19%, LOC Bank of America NA, VRDN (a)	6,800	6,800
Series 2008 B1, 0.22%, LOC Wachovia Bank NA, VRDN (a)	6,000	6,000
Series 2008 D1, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,000	13,000
Series 2008 D2, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,065	5,065
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,725	8,725
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	29,300	29,300
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.88%, LOC RBS Citizens NA, VRDN (a)	3,545	3,545
		342,919
Rhode Island - 0.9%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,415	12,415
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.18%, VRDN (a)	4,200	4,200
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	12,920	12,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.15%, LOC TD Banknorth, N.A., VRDN (a)	$ 15,400	$ 15,400
(Rhode Island School of Design Proj.):
Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	9,820	9,820
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	5,000	5,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		64,755
South Carolina - 3.5%
Beaufort County School District BAN Series 2008 C, 2.5% 11/6/09	31,155	31,159
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.21%, LOC Wachovia Bank NA, VRDN (a)	15,475	15,475
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.26% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,000	1,000
Series A, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	17,605	17,605
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.22%, LOC Wachovia Bank NA, VRDN (a)	15,100	15,100
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.29% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,620	5,620
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.33%, VRDN (a)	18,700	18,700
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	31,800	31,953
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.24%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.24%, LOC Bank of America NA, VRDN (a)	16,300	16,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	4,595	4,595
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	1,000	1,007
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Participating VRDN Series ROC II R 11426, 0.24% (Liquidity Facility Citibank NA) (a)(d)	$ 10,600	$ 10,600
0.35% 2/12/10, CP	2,000	2,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.19%, LOC Bank of America NA, VRDN (a)	5,920	5,920
Series 2003 B2, 0.22%, LOC Branch Banking & Trust Co., VRDN (a)	17,150	17,150
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	14,800	14,879
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.05% tender 11/2/09, CP mode	7,200	7,200
		246,378
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.21% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	5,000	5,000
Tennessee - 1.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	8,745	8,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.26%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,225	4,225
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.23%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Memphis Gen. Oblig. BAN 2% 5/18/10	12,200	12,297
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.26%, LOC Bank of America NA, VRDN (a)	15,300	15,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.26%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 20,000	$ 20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,060	5,060
Shelby County Gen. Oblig. Series 2004 B, 0.24% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	34,385	34,385
Tennessee Gen. Oblig. Series A, 0.35% 12/10/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	3,700	3,700
		131,512
Texas - 10.0%
Austin Gen. Oblig. Bonds Series 2009 A, 2.5% 9/1/10	9,455	9,615
Austin Util. Sys. Rev. Series A:
0.4% 11/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,008	12,008
0.45% 11/18/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
0.45% 11/19/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,720	13,720
0.45% 11/25/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	17,482	17,482
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(d)	5,239	5,239
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.21% (Liquidity Facility Citibank NA) (a)(d)	8,285	8,285
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,990	4,990
El Paso Independent School District Bonds Series 2008 A, 4% 2/15/10 (Permanent School Fund of Texas Guaranteed)	6,365	6,427
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,925	4,925
Fort Worth Independent School District Bonds Series 2009, 3% 2/15/10	7,100	7,151
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	8,635	8,635
Harris County Ind. Dev. Corp. Series 1998, 0.3%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.21%, LOC Wachovia Bank NA, VRDN (a)	$ 10,000	$ 10,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.55%, LOC Compass Bank, VRDN (a)	6,985	6,985
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.21% (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.82%, LOC Compass Bank, VRDN (a)	32,600	32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 0.25%, LOC KBC Bank NV, VRDN (a)	13,000	13,000
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.24% (Liquidity Facility Citibank NA) (a)(d)	2,910	2,910
Series A, 0.35% 12/3/09, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 0.22% (Liquidity Facility Societe Generale) (a)(d)	3,100	3,100
(Rice Univ. Proj.):
Series 2006 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000	1,000
Series 2008 B, 0.2%, VRDN (a)	14,800	14,800
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.61% (Liquidity Facility Citibank NA) (a)(d)	7,955	7,955
Series 2008 A1, 0.21%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Series 2008 A2, 0.26%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Irving Independent School District Participating VRDN Series PT 3954, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,900	8,900
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,205	3,205
Lewisville Independent School District Participating VRDN Series SGA 134, 0.3% (Liquidity Facility Societe Generale) (a)(d)	1,290	1,290
Lower Colorado River Auth. Rev. 0.35% 2/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mesquite Independent School District Series 2003 A, 0.24% (Permanent School Fund of Texas Guaranteed), VRDN (a)	$ 8,290	$ 8,290
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,270	7,270
Plano Independent School District Participating VRDN Series SGA 128, 0.3% (Liquidity Facility Societe Generale) (a)(d)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.19% (Liquidity Facility Societe Generale) (a)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.2%, VRDN (a)	24,300	24,300
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(d)	8,325	8,325
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,035
Participating VRDN:
Series BBT 08 26, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,355	5,355
Series SG 104, 0.22% (Liquidity Facility Societe Generale) (a)(d)	5,490	5,490
Series SG 105, 0.22% (Liquidity Facility Societe Generale) (a)(d)	29,400	29,400
Series 2003, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	18,925	18,925
Series A, 0.32% 11/3/09, CP	20,000	20,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.21% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A:
0.38% 12/9/09, CP	7,650	7,650
0.38% 12/10/09, CP	6,684	6,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 1, 0.22%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Series 2008 3, 0.5%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 C2, 0.22%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(Texas Health Resources Proj.) Series 2008 A, 0.25%, VRDN (a)	$ 9,900	$ 9,900
Texas Gen. Oblig.:
Participating VRDN:
Series Putters 3534, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,995	3,995
Series SG 152, 0.26% (Liquidity Facility Societe Generale) (a)(d)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.18%, VRDN (a)	4,840	4,840
TRAN Series 2009, 2.5% 8/31/10	100,000	101,676
Texas Pub. Fin. Auth. Rev. Series 2003:
0.35% 11/5/09, CP	6,700	6,700
0.4% 11/6/09, CP	3,360	3,360
0.4% 11/12/09, CP	2,820	2,820
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (a)	18,730	18,730
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,350	5,350
Series 2002 A, 0.35% 11/16/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,500	12,500
Series 2008 B, 0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	50,000	50,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,000	6,000
		696,217
Utah - 1.2%
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,051
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 4% 7/1/10	9,900	10,126
Series 1997 B1, 0.35% 12/11/09 (Liquidity Facility Bank of Nova Scotia), CP	13,000	13,000
Series 1997 B2, 0.4% 2/1/10 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Series 1997 B3, 0.35% 12/8/09 (Liquidity Facility JPMorgan Chase Bank), CP	29,500	29,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Spl. Oblig. Sixth Bonds Series B, 6.5% 7/1/10	$ 8,850	$ 9,196
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,740	5,740
		84,613
Virginia - 2.2%
Albemarle County Indl. Dev. Auth. Health Srv 0.27%, LOC Wachovia Bank NA, VRDN (a)	6,595	6,595
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (a)	33,500	33,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	20,765	20,765
Series 2008 D2, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	8,060	8,060
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.21%, LOC Wachovia Bank NA, VRDN (a)	2,450	2,450
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.18%, VRDN (a)	31,595	31,595
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.22%, LOC Bank of America NA, VRDN (a)	9,600	9,600
Richmond Gen. Oblig. 0.35% 12/1/09 (Liquidity Facility Bank of America NA), CP	6,500	6,500
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,560	7,560
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,600	6,600
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	2,040	2,063
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 3,950	$ 3,950
Series Putters 3036, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
		150,853
Washington - 1.5%
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2004 A, 5.25% 7/1/10	1,345	1,387
Port of Seattle Rev. Series 2001 A1, 0.4% 1/5/10, LOC Bank of America NA, CP	14,480	14,480
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.21% (Liquidity Facility Citibank NA) (a)(d)	2,980	2,980
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	6,645	6,645
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series ROC II R 759 PB, 0.26% (Liquidity Facility Deutsche Postbank AG) (a)(d)	15,905	15,905
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	12,200	12,200
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Series 2009 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	6,850	6,850
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	21,900	21,900
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.31%, LOC Bank of America NA, VRDN (a)	1,700	1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.22%, LOC Bank of America NA, VRDN (a)	8,485	8,485
		106,197
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.25%, LOC Royal Bank of Scotland PLC, VRDN (a)	6,665	6,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.26%, LOC Bank of America NA, VRDN (a)	$ 4,800	$ 4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
		17,465
Wisconsin - 1.4%
Sun Prairie Area School District BAN 2% 3/1/10	19,450	19,526
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2008 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,600	5,600
Series 2009 A, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,500	1,500
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,400	6,400
Series 2006 A, 0.25% 11/13/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.) Series A, 0.4% tender 11/3/09, LOC U.S. Bank NA, Minnesota, CP mode	3,300	3,300
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.2%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	17,745	17,745
(Lutheran College Proj.) 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000	15,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,360	14,360
Wisconsin Trans. Rev.:
Participating VRDN Series Putters 299, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	895	895
Series 2006 A, 0.38% 2/16/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,000	13,000
		100,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	$ 2,730	$ 2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	6,400	6,400
		9,130
	Shares
Other - 3.4%
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c)	239,294,000	239,294
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,950,428)		6,950,428
NET OTHER ASSETS - 0.2%		17,057
NET ASSETS - 100%		$ 6,967,485
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 472
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,711,134)	$ 6,711,134
Fidelity Central Funds (cost $239,294)	239,294
Total Investments (cost $6,950,428)		$ 6,950,428
Cash		1,380
Receivable for investments sold		21,900
Receivable for fund shares sold		102,240
Interest receivable		10,145
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		34
Receivable from investment adviser for expense reductions		31
Other affiliated receivables		1,053
Other receivables		27
Total assets		7,087,276

Liabilities
Payable for investments purchased	$ 27,300
Payable for fund shares redeemed	85,497
Distributions payable	1
Accrued management fee	1,476
Distribution fees payable	324
Other affiliated payables	5,098
Other payables and accrued expenses	95
Total liabilities		119,791

Net Assets		$ 6,967,485
Net Assets consist of:
Paid in capital		$ 6,967,337
Accumulated undistributed net realized gain (loss) on investments		148
Net Assets		$ 6,967,485
Daily Money Class: Net Asset Value, offering price and redemption price per share ($597,093 ÷ 596,501 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($452,422 ÷ 451,990 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($5,917,970 ÷ 5,914,847 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2009

Investment Income
Interest		$ 49,893
Income from Fidelity Central Funds		472
Total income		50,365

Expenses
Management fee	$ 19,492
Transfer agent fees	15,599
Distribution fees	4,640
Accounting fees and expenses	647
Custodian fees and expenses	123
Independent trustees' compensation	29
Registration fees	535
Audit	59
Legal	22
Money Market Guarantee Program fee	2,908
Miscellaneous	292
Total expenses before reductions	44,346
Expense reductions	(6,328)	38,018
Net investment income		12,347
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		466
Net increase in net assets resulting from operations		$ 12,813

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,347	$ 148,134
Net realized gain (loss)	466	1,657
Net increase in net assets resulting from operations	12,813	149,791
Distributions to shareholders from net investment income	(12,344)	(148,140)
Distributions to shareholders from net realized gain	-	(61)
Total distributions	(12,344)	(148,201)
Share transactions - net increase (decrease)	(1,398,820)	2,616,032
Total increase (decrease) in net assets	(1,398,351)	2,617,622

Net Assets
Beginning of period	8,365,836	5,748,214
End of period	$ 6,967,485	$ 8,365,836

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.019	.030	.027	.016
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.019	.030	.027	.016
Distributions from net investment income	(.001)	(.019)	(.030)	(.027)	(.016)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.001)	(.019)	(.030)	(.027)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.06%	1.87%	3.07%	2.72%	1.58%
Ratios to Average Net Assets B, C
Expenses before reductions	.76%	.73%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.60%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.59%	.61%	.54%	.54%	.61%
Net investment income	.05%	1.81%	3.03%	2.70%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 597	$ 922	$ 895	$ 617	$ 575

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.016	.028	.024	.013
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	-	.016	.028	.024	.013
Distributions from net investment income	- D	(.016)	(.028)	(.024)	(.013)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	-	(.016)	(.028)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	1.62%	2.81%	2.46%	1.33%
Ratios to Average Net Assets B, C
Expenses before reductions	1.01%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.63%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.63%	.86%	.82%	.79%	.86%
Net investment income	.02%	1.56%	2.74%	2.45%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 452	$ 660	$ 508	$ 519	$ 524

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.021	.033	.029	.018
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.002	.021	.033	.029	.018
Distributions from net investment income	(.002)	(.021)	(.033)	(.029)	(.018)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.002)	(.021)	(.033)	(.029)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.18%	2.13%	3.32%	2.97%	1.84%
Ratios to Average Net Assets B, C
Expenses before reductions	.51%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46%	.36%	.29%	.29%	.36%
Net investment income	.18%	2.06%	3.28%	2.95%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 5,918	$ 6,784	$ 4,346	$ 2,661	$ 1,856

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. In 2008, the Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. The Fund participated in the extension of the Program through September 18, 2009 for an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 6,950,428

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 170

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Tax-exempt Income	12,344	148,140
Long-term Capital Gains	-	61
Total	$ 12,344	$ 148,201

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total distribution and service fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees*	Retained by FDC
Daily Money Class	-%	.25%	$ 1,816	$ -
Capital Reserves Class	.25%	.25%	2,824	-
			$ 4,640	$ -

* During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained $14 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 1,453
Capital Reserves Class	1,130
Fidelity Tax-Free Money Market Fund	13,016
$ 15,599

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 162
Capital Reserves Class	.95%	126
Fidelity Tax-Free Money Market Fund	.45%	1,426
		$ 1,714

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Tax-Exempt
Daily Money Class	$ 1,008
Capital Reserves Class	1,995
Fidelity Tax-Free Money Market Fund	1,309

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Tax-Exempt	$ 59		$ 121
Daily Money Class		$ 11
Capital Reserves Class		8
Fidelity Tax-Free Money Market Fund		103

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Daily Money Class	$ 489	$ 18,517
Capital Reserves Class	144	9,361
Fidelity Tax-Free Money Market Fund	11,711	120,262
Total	$ 12,344	$ 148,140

Annual Report

6. Distributions to Shareholders - continued

Years ended October 31,	2009	2008
From net realized gain
Daily Money Class	$ -	$ 9
Capital Reserves Class	-	5
Fidelity Tax-Free Money Market Fund	-	47
Total	$ -	$ 61

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2009	2008
Daily Money Class Shares sold	2,039,299	4,722,950
Reinvestment of distributions	462	17,544
Shares redeemed	(2,364,538)	(4,713,557)
Net increase (decrease)	(324,777)	26,937
Capital Reserves Class Shares sold	1,725,288	2,765,940
Reinvestment of distributions	138	9,134
Shares redeemed	(1,932,947)	(2,622,724)
Net increase (decrease)	(207,521)	152,350
Fidelity Tax-Free Money Market Fund Shares sold	23,611,925	30,749,743
Reinvestment of distributions	11,539	118,196
Shares redeemed	(24,489,986)	(28,431,194)
Net increase (decrease)	(866,522)	2,436,745

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, the Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 10, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as President, Money Market Group Leader of FMR (2009-present), and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Senior Vice President, Money Market Group of FMR (2004-2009), Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2009, $190,487, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,522,332,216.85	94.660
Withheld	819,294,377.32	5.340
TOTAL	15,341,626,594.17	100.000
Albert R. Gamper, Jr.
Affirmative	14,534,498,647.30	94.739
Withheld	807,127,946.87	5.261
TOTAL	15,341,626,594.17	100.000
Abigail P. Johnson
Affirmative	14,549,620,733.71	94.838
Withheld	792,005,860.46	5.162
TOTAL	15,341,626,594.17	100.000
Arthur E. Johnson
Affirmative	14,557,384,097.47	94.888
Withheld	784,242,496.70	5.112
TOTAL	15,341,626,594.17	100.000
Michael E. Kenneally
Affirmative	14,580,018,836.16	95.036
Withheld	761,607,758.01	4.964
TOTAL	15,341,626,594.17	100.000
James H. Keyes
Affirmative	14,551,058,363.81	94.847
Withheld	790,568,230.36	5.153
TOTAL	15,341,626,594.17	100.000
Marie L. Knowles
Affirmative	14,569,795,941.99	94.969
Withheld	771,830,652.18	5.031
TOTAL	15,341,626,594.17	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	14,514,833,058.38	94.611
Withheld	826,793,535.79	5.389
TOTAL	15,341,626,594.17	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Tax-Exempt Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Tax-Free Money Market Fund (retail class) was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Tax-Exempt Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

The Board noted that the total expenses of Fidelity Tax-Free Money Market Fund (retail class) ranked below its competitive median for 2008 and the total expenses of Daily Money Class (25 basis point 12b-1 fee class) and Capital Reserves Class (50 basis point 12b-1 fee class) ranked above its competitive median for 2008.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and management fees to maintain a minimum yield for certain classes of the fund.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-UANN-1209
1.784782.106

Item 2. Code of Ethics

As of the end of the period, October 31, 2009, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Prime Fund, Tax-Exempt Fund, and Treasury Fund (the "Funds"):

Services Billed by PwC

October 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$97,000	$-	$2,000	$18,100
Tax-Exempt Fund	$53,000	$-	$2,000	$6,600
Treasury Fund	$55,000	$-	$2,000	$5,000

October 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$77,000	$-	$2,700	$16,000
Tax-Exempt Fund	$47,000	$-	$2,700	$6,400
Treasury Fund	$47,000	$-	$2,700	$4,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2009A	October 31, 2008A
Audit-Related Fees	$2,825,000	$2,295,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2009 A	October 31, 2008 A,B
PwC	$3,490,000	$3,140,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 29, 2009